UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2021

Date of reporting period:	August 1, 2020 — January 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Ultra Short Duration Income Fund

Semiannual report
1 | 31 | 21

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PSDTX

Putnam Ultra
Short Duration
Income Fund

Semiannual report
1 | 31 | 21

Message from the Trustees

March 11, 2021

Dear Fellow Shareholder:

The continuing hardships of the global Covid-19 pandemic remain a concern for the economy, but we have optimism for the year ahead. Infection rates have declined in early 2021. In the United States, fiscal stimulus enacted in December is reaching people and President Biden is urging Congress to provide even more support. Worldwide, more than 140 million vaccinations are just the beginning of a massive effort to counter the pandemic.

While many challenges remain, the economy is rebounding, the stock market has reached new highs, and interest rates remain low. Conditions appear to be in place for rising employment rates and increasing business activity later in the year. Businesses and policy makers need to steer a careful course, but we believe it is reasonable to anticipate improvement.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

Putnam Ultra Short Duration Income Fund is designed for investors who seek a conservative risk profile and low volatility, along with income potential. Managed by a team of industry veterans, the fund offers a level of flexibility not necessarily available in other conservative investment options. Because the fund is not a money market fund, the managers can invest in a broader range of sectors and securities that may offer higher yields without taking on significantly more risk.

The fund’s management team has an average of more than 20 years of experience.

2 Ultra Short Duration Income Fund

A broader range of income opportunities

The fund can invest in a wider range of securities than is available to money market funds.

Investors should be aware of the differences between Putnam Ultra Short Duration Income Fund and money market funds before investing: Both seek to preserve capital and maintain liquidity. Money market funds generally focus on stability of principal, while Putnam Ultra Short Duration Income Fund seeks a balance of stability and income, which may result in increased volatility. Money market funds seek to maintain a net asset value (NAV) of $1.00 per share; the NAV of Putnam Ultra Short Duration Income Fund will fluctuate to reflect the market value of the portfolio. The fund’s fees and expenses differ from money market funds; see the prospectus for details. The fund can invest in more bond sectors than money market funds and, as a result, will be exposed to a larger number of risks. Neither money market funds nor this fund is insured or guaranteed by the FDIC or any other government agency, and investors can lose money in each.

Ultra Short Duration Income Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. See below and pages 9–11 for additional performance information. The fund had expense limitations during the period, without which returns would have been lower.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/21. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on pages 15–16.

* Source: Bloomberg Index Services Limited.

4 Ultra Short Duration Income Fund

How were market conditions during the six months ended January 31, 2021?

Global financial markets proved to be surprisingly resilient during the fiscal six-month period. This was fueled by Covid-19 vaccines, signs of economic recovery, and U.S. stimulus packages. Both equities and fixed-income assets rebounded, continuing the market’s run from the downturn earlier in the period. The S&P 500 Index, a broad measure of stocks, rose 14.47% during the period. The ICE BofA 1–3 Year U.S. Corporate Index rose 1.04%.

In December 2020, the U.S. Congress and the White House finalized a $900 billion Covid-19 aid bill and a $1.4 trillion budget package to fund government agencies through September 2021 — averting a federal government shutdown. Market sentiment also picked up after Pfizer/BioNTech and Moderna announced positive news about the efficacy of their vaccines. Meanwhile, the Federal Reserve [Fed] has kept short-term interest rates near zero since March 2020. The Fed also maintained its purchases of U.S. Treasurys and agency mortgage-backed securities [ABS] while extending several lending facilities to support

Ultra Short Duration Income Fund 5

Allocations are shown as a percentage of the fund’s net assets as of 1/31/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

The cash and net other assets category may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions.

the short-end of the yield curve through March 2021.

The U.S. Treasury yield curve moved higher and steepened somewhat during the period. The 10-year Treasury yield ended the period at 1.11%, while the yield on the two-year note ended unchanged at around 0.11%. The 10-year Treasury yield at the end of the period was at its highest level since early March 2020.

How did the fund perform? What were the drivers of performance during the period?

The fund outperformed its benchmark, the ICE BofA U.S. Treasury Bill Index, during the period. The fund returned 0.31% versus a gain of 0.06% for the benchmark index for the six months ended January 31, 2021.

Corporate credit was the main contributor to the fund’s performance. The fund is primarily invested in investment-grade corporate bonds and commercial paper [CP]. Therefore, corporate spread movements tend to have the largest impact on the fund’s performance. Following a period of extreme widening in March 2020, corporate credit spreads tightened during the remainder of 2020, albeit at a slower pace in the second half of the year. This served as the main catalyst for the fund’s outperformance relative to its benchmark. The Bloomberg Barclays U.S. 1–3 Year Corporate Bond Index Option-Adjusted Spreads [OAS] versus Treasurys tightened by 24 basis points (bps) during the six-month period ended January 31, 2021. OAS are calculated spreads between a computed OAS index of all bonds in a given rating category and a spot Treasury curve. Bond spreads have narrowed to pre-financial crisis levels. Issuer selection within the financials sector, which is the largest sector allocation within the fund, was particularly strong, especially within high-quality bank issuers.

In addition, the fund’s allocation to securitized sectors, including non-agency residential mortgage-backed securities (RMBS) and

6 Ultra Short Duration Income Fund

ABS, contributed to performance. The team increased the portfolio’s allocation to AAA-rated credit card and prime auto ABS during the second half of 2020, which proved beneficial.

What is your near-term outlook for fixed-income markets?

We believe the Covid-19 pandemic will continue to weigh on economic activity over the near term. Infections have the potential to accelerate due to new virus strains. However, the medium-term outlook for 2021 appears to be improving, with mass vaccinations expected to slow the pace of new infections and increase mobility by the third quarter of this year. In December 2020, the U.S. Food and Drug Administration approved both Pfizer-BioNTech’s and Moderna’s vaccines.

Furthermore, we believe credit markets, supported by the Fed’s promise to maintain quantitative easing, will continue to recover. The Fed has continued to express its commitment to aiding the economy by keeping borrowing costs low, pinning short-term interest rates near zero, and buying billions of dollars of bonds. We think bond yields, including Treasury debt, will remain low across the curve for an extended period, but will remain in positive territory.

What are the fund’s strategies going forward?

From a strategy perspective, the portfolio management team is continuing to take a more conservative approach since valuations are less attractive after several months of spread tightening. The fund is targeting a duration around 0.30 years, approximately a tenth of a year longer than where it began the past fiscal year. We are finding value in floating-rate instruments over fixed-rate securities, particularly those

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/21. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

Ultra Short Duration Income Fund 7

issued by high-quality banks. Floating-rate securities also can participate in higher rates in the future as the economy recovers from the Covid-19 pandemic.

Within securitized sectors, we are finding opportunities in high-quality assets, including AAA-rated credit card and prime auto ABS. Although we limit the fund’s allocation to securitized sectors to approximately 10% of the portfolio, this smaller position has provided diversification benefits and additional incremental yield for the fund. As of period-end, we kept a balance of short-maturity commercial paper for liquidity. CP yields are trading through historical averages, driven by lower supply as many companies issued longer-term debt instead of commercial paper. That said, issuers have started to return to the CP market, which may present opportunities going forward.

We continue to structure the portfolio with a barbell approach, emphasizing positions at separate points on the yield curve: investing in lower-tier investment-grade securities [BBB or equivalent rated] maturing in one year or less and in upper-tier investment-grade securities [A or AA rated] maturing in a range of 1 and 3.5 years. Despite ongoing changes in the market environment, capital preservation remains the primary objective of the fund.

Thank you, Joanne, for your time and for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

8 Ultra Short Duration Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class N, R, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/21

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)
Net asset value	11.09%	1.14%	8.59%	1.66%	5.86%	1.92%	1.14%	0.31%
Class B (10/17/11)
Net asset value	7.63	0.79	6.46	1.26	4.72	1.55	0.75	0.11
Class C (10/17/11)
Net asset value	7.08	0.74	6.46	1.26	4.72	1.55	0.75	0.11
Class N (11/1/18)
Before sales charge	9.71	1.00	7.90	1.53	5.49	1.80	0.99	0.23
After sales charge	8.06	0.84	6.28	1.23	3.91	1.29	–0.53	–1.27
Class R (10/17/11)
Net asset value	7.08	0.74	6.46	1.26	4.72	1.55	0.75	0.11
Class R6 (7/2/12)
Net asset value	12.38	1.26	9.17	1.77	6.31	2.06	1.35	0.46
Class Y (10/17/11)
Net asset value	12.22	1.25	9.12	1.76	6.17	2.02	1.24	0.36

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Class A, B, C, R, R6, and Y share classes do not carry an initial sales charge or a contingent deferred sales charge. After-sales-charge returns for class N shares reflect the deduction of the maximum 1.50% sales charge, levied at the time of purchase. Performance for class N shares prior to its inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge and the higher operating expenses of class N shares. Performance for class R6 shares prior to its inception is derived from the historical performance of class Y shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Ultra Short Duration Income Fund 9

Comparative index returns For periods ended 1/31/21

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
ICE BofA U.S. Treasury
Bill Index	6.68%	0.70%	6.27%	1.22%	4.94%	1.62%	0.61%	0.06%

Index results should be compared with fund performance at net asset value.

Fund price and distribution information For the 6-month period ended 1/31/21

Distributions	Class A	Class B	Class C	Class N		Class R	Class R6	Class Y
Number	6	6	6	6		6	6	6
Income	$0.020794	$0.001442	$0.001430	$0.013189		$0.001432	$0.026411	$0.025851
Capital gains	—	—	—	—		—	—	—
Total	$0.020794	$0.001442	$0.001430	$0.013189		$0.001432	$0.026411	$0.025851
	Net	Net	Net	Before	After	Net	Net	Net
	asset	asset	asset	sales	sales	asset	asset	asset
Share value	value	value	value	charge	charge	value	value	value
7/31/20	$10.08	$10.07	$10.07	$10.07	$10.22	$10.07	$10.09	$10.09
1/31/21	10.09	10.08	10.08	10.08	10.23	10.08	10.11	10.10
	Net	Net	Net	Before	After	Net	Net	Net
Current rate	asset	asset	asset	sales	sales	asset	asset	asset
(end of period)	value	value	value	charge	charge	value	value	value
Current dividend rate[1]	0.37%	0.01%	0.01%	0.22%	0.22%	0.01%	0.48%	0.47%
Current 30-day
SEC yield (with expense
limitation)[2,3]	0.15	–0.21	–0.21	N/A	0.00	–0.21	0.26	0.25
Current 30-day
SEC yield (without
expense limitation)[3]	0.09	–0.28	–0.28	N/A	–0.06	–0.28	0.19	0.18

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class N shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.50% for class N shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For the period, the fund had an expense limitation, without which the yield would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Ultra Short Duration Income Fund

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/20

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (10/17/11)
Net asset value	11.06%	1.15%	8.50%	1.65%	6.07%	1.98%	1.38%	0.43%
Class B (10/17/11)
Net asset value	7.59	0.80	6.48	1.26	4.82	1.58	0.98	0.23
Class C (10/17/11)
Net asset value	7.08	0.75	6.48	1.26	4.82	1.58	0.98	0.23
Class N (11/1/18)
Before sales charge	9.69	1.01	7.81	1.52	5.71	1.87	1.23	0.35
After sales charge	8.04	0.84	6.19	1.21	4.12	1.35	–0.29	–1.16
Class R (10/17/11)
Net asset value	7.08	0.75	6.37	1.24	4.82	1.58	0.98	0.23
Class R6 (7/2/12)
Net asset value	12.34	1.27	9.20	1.78	6.41	2.09	1.59	0.48
Class Y (10/17/11)
Net asset value	12.17	1.26	9.03	1.74	6.38	2.08	1.48	0.48

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 7/31/20*†	0.40%	0.80%	0.80%	0.55%	0.80%	0.29%	0.30%
Total annual operating expenses for the
fiscal year ended 7/31/20†	0.47%	0.87%	0.87%	0.62%	0.87%	0.36%	0.37%
Annualized expense ratio for the
six-month period ended 1/31/21	0.40%	0.78%‡	0.78%‡	0.55%	0.79%‡	0.29%	0.30%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 11/30/21.

† Restated to reflect current fees.

‡ Reflects a voluntary waiver of certain fund expenses.

Ultra Short Duration Income Fund 11

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/20 to 1/31/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.02	$3.93	$3.93	$2.78	$3.98	$1.47	$1.52
Ending value (after expenses)	$1,003.10	$1,001.10	$1,001.10	$1,002.30	$1,001.10	$1,004.60	$1,003.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/21, use the following calculation method. To find the value of your investment on 8/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class N	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$2.04	$3.97	$3.97	$2.80	$4.02	$1.48	$1.53
Ending value (after expenses)	$1,023.19	$1,021.27	$1,021.27	$1,022.43	$1,021.22	$1,023.74	$1,023.69

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Ultra Short Duration Income Fund

Consider these risks before investing

Putnam Ultra Short Duration Income Fund is not a money market fund. The effects of inflation may erode the value of your investment over time. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Ultra Short Duration Income Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of the class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.50% maximum sales charge for class N shares.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are not subject to an initial sales charge or a CDSC, except that a CDSC may apply to certain redemptions of class A shares obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge if the shares are redeemed within nine months of the original purchase. Exchange of your fund’s class A shares into another Putnam fund may involve an initial sales charge.

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge or a CDSC, except that a CDSC of 1.00% may apply to class C shares obtained in an exchange for class C shares of another Putnam fund if exchanged within one year of the original purchase date.

Class N shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge). There is a 1.50% maximum sales charge.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

14 Ultra Short Duration Income Fund

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index is an unmanaged index of U.S. investment-grade corporate debt with a remaining term to maturity of less than three years.

Bloomberg Barclays U.S. Corporate Bond Index is unmanaged index of investment-grade, fixed-rate, taxable corporate bonds. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers.

Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term, fixed-rate, investment-grade tax-exempt bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. Treasury Index is an unmanaged index of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

ICE BofA (Intercontinental Exchange Bank of America) 1–3 Year U.S. Corporate Index is an unmanaged index of U.S. investment-grade corporate debt with a remaining term to maturity of less than three years.

ICE BofA U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively

Ultra Short Duration Income Fund 15

“Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2021, Putnam employees had approximately $541,000,000 and the Trustees had approximately $76,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Ultra Short Duration Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Ultra Short Duration Income Fund 17

The fund’s portfolio 1/31/21 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES (51.9%)*	amount	Value
Banking (28.2%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.57%), 0.803%, 8/27/21 (Netherlands)	$77,000,000	$77,222,480
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%),
1.083%, 11/23/21 (Australia)	3,000,000	3,019,302
Australia & New Zealand Banking Group, Ltd. 144A sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%),
0.703%, 11/21/22 (Australia)	24,180,000	24,343,687
Australia & New Zealand Banking Group, Ltd. 144A
unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 0.682%,
5/17/21 (Australia)	14,625,000	14,645,058
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub.
notes 0.875%, 9/18/23 (Spain)	28,200,000	28,394,580
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.56%), 1.785%, 4/11/22 (Spain)	19,870,000	20,162,359
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.12%), 1.344%, 4/12/23 (Spain)	2,810,000	2,854,876
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.09%), 1.303%, 2/23/23 (Spain)	3,400,000	3,451,273
Banco Santander SA sr. unsec. unsub. notes 3.50%,
4/11/22 (Spain)	25,349,000	26,278,299
Bank of America Corp. sr. unsec. unsub. FRN
3.004%, 12/20/23	16,679,000	17,472,160
Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.00%), 1.218%, 4/24/23	36,430,000	36,807,426
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN,
(BBA LIBOR USD 3 Month + 1.42%), 1.643%, 4/19/21	22,027,000	22,093,616
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 1.16%), 1.384%, 1/20/23	18,815,000	19,000,607
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.79%), 1.015%, 3/5/24	61,349,000	61,960,650
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.65%), 0.901%, 6/25/22	29,807,000	29,876,192
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA
LIBOR USD 3 Month + 0.46%), 0.685%, 4/13/21 (Canada)	11,600,000	11,609,876
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.79%), 1.023%, 8/27/21 (Canada)	7,500,000	7,533,367
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.57%), 0.821%, 3/26/22 (Canada)	57,966,000	58,290,223
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN,
(Secured Overnight Funding Rate + 0.68%), 0.741%,
3/10/23 (Canada)	24,944,000	25,204,200
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA
LIBOR USD 3 Month + 0.40%), 0.63%, 9/10/21 (Canada)	30,000,000	30,068,915
Banque Federative du Credit Mutuel SA 144A sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.184%,
7/20/23 (France)	7,635,000	7,766,212
Banque Federative du Credit Mutuel SA 144A sr. unsec.
notes 2.125%, 11/21/22 (France)	22,009,000	22,695,673
Banque Federative du Credit Mutuel SA 144A sr. unsec.
notes 0.65%, 2/27/24 (France)	35,500,000	35,496,380

18 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
Barclays PLC sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.43%), 1.651%, 2/15/23 (United Kingdom)	$9,500,000	$9,603,921
Barclays PLC sr. unsec. unsub. FRN 4.61%, 2/15/23
(United Kingdom)	63,388,000	66,010,940
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.63%), 1.85%, 1/10/23 (United Kingdom)	33,456,000	33,858,420
Barclays PLC sr. unsec. unsub. notes 3.20%, 8/10/21
(United Kingdom)	64,656,000	65,612,057
BBVA USA sr. unsec. notes Ser. BKNT, 3.50%, 6/11/21	28,745,000	29,002,328
BBVA USA sr. unsec. notes Ser. BKNT, 2.875%, 6/29/22	8,545,000	8,822,954
BNP Paribas SA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.39%), 0.603%, 8/7/21 (France)	7,526,000	7,540,850
BNP Paribas SA 144A sr. unsec. notes 2.95%,
5/23/22 (France)	21,815,000	22,561,460
BPCE SA 144A company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.22%), 1.433%,
5/22/22 (France)	8,035,000	8,132,947
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.24%), 1.46%, 9/12/23 (France)	61,337,000	62,656,482
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.30%), 0.534%, 1/14/22 (France)	26,050,000	26,107,438
BPCE SA 144A sr. unsec. FRN (Secured Overnight
Funding Rate + 0.44%), 0.509%, 2/17/22 (France)	46,500,000	46,594,270
Canadian Imperial Bank of Commerce sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 0.939%,
6/16/22 (Canada)	6,300,000	6,354,952
Canadian Imperial Bank of Commerce sr. unsec. unsub.
FRN (Secured Overnight Funding Rate + 0.80%), 0.857%,
3/17/23 (Canada)	62,781,000	63,502,982
Canadian Imperial Bank of Commerce sr. unsec. unsub.
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%),
0.88%, 9/13/23 (Canada)	20,445,000	20,706,526
Capital One Bank USA NA sr. unsec. FRN
2.014%, 1/27/23	15,000,000	15,238,793
Capital One NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.82%), 1.033%, 8/8/22	9,900,000	9,992,045
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.60%), 0.824%, 5/20/22	23,000,000	23,040,160
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.43%), 1.655%, 9/1/23	14,600,000	14,862,726
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.02%), 1.248%, 6/1/24	13,298,000	13,485,063
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.38%), 1.62%, 3/30/21	53,487,000	53,597,846
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.19%), 1.392%, 8/2/21	28,093,000	28,255,564
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.07%), 1.296%, 12/8/21	32,745,000	32,998,640
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.96%), 1.178%, 4/25/22	28,085,000	28,366,666
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.81%), 1.043%, 5/26/22	9,960,000	10,041,609

Ultra Short Duration Income Fund 19

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.72%), 0.941%, 2/14/22	$43,000,000	$43,212,531
Citizens Bank NA sr. unsec. unsub. notes Ser. BKNT,
2.55%, 5/13/21	15,878,000	15,950,255
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.73%), 0.951%, 6/11/21	48,162,000	48,252,843
Cooperatieve Rabobank UA sr. unsec. FRN
(Secured Overnight Funding Rate + 0.30%), 0.346%,
1/12/24 (Netherlands)	46,000,000	46,066,944
Cooperatieve Rabobank UA 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.86%), 1.111%,
9/26/23 (Netherlands)	27,341,000	27,761,234
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.83%), 1.055%, 1/10/22 (Netherlands)	29,100,000	29,323,779
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 0.645%, 4/26/21 (Netherlands)	25,370,000	25,392,406
Credit Agricole Corporate & Investment Bank SA 144A
company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.40%), 0.616%, 5/3/21 (France)	47,000,000	47,045,515
Credit Agricole SA/London 144A sr. unsec. FRN
(BBA LIBOR USD 3 Month + 1.02%), 1.238%, 4/24/23
(United Kingdom)	61,967,000	62,887,096
Credit Agricole SA/London 144A sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.43%), 1.655%, 1/10/22
(United Kingdom)	10,818,000	10,946,366
Credit Suisse AG/New York, NY sr. unsec. FRN (Secured
Overnight Funding Rate + 0.45%), 0.528%, 2/4/22	51,815,000	51,973,036
Credit Suisse Group AG sr. unsec. FRN (Secured
Overnight Funding Rate + 0.39%), 0.43%, 2/2/24	33,500,000	33,476,014
Credit Suisse Group Funding Guernsey, Ltd. company
guaranty sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 2.29%), 2.513%, 4/16/21 (United Kingdom)	69,194,000	69,517,772
Credit Suisse Group Funding Guernsey, Ltd. 144A
company guaranty sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 2.29%), 2.513%, 4/16/21
(United Kingdom)	1,750,000	1,757,185
Danske Bank A/S 144A sr. unsec. notes 2.80%,
3/10/21 (Denmark)	23,650,000	23,712,420
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.07%), 1.298%, 6/2/21 (Norway)	7,000,000	7,023,851
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.62%), 0.848%, 12/2/22 (Norway)	46,725,000	47,162,344
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.44%), 0.655%, 7/26/21	24,800,000	24,839,681
Huntington Bancshares, Inc. sr. unsec. notes
3.15%, 3/14/21	19,943,000	19,960,709
Huntington National Bank (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.55%), 0.775%, 2/5/21	3,870,000	3,870,191
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.88%), 1.101%, 8/15/21 (Netherlands)	31,679,000	31,819,210
ING Groep NV sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.00%), 1.238%, 10/2/23 (Netherlands)	53,383,000	54,367,965

20 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.15%), 1.401%, 3/29/22 (Netherlands)	$34,003,000	$34,393,488
ING Groep NV sr. unsec. unsub. notes 3.15%,
3/29/22 (Netherlands)	3,337,000	3,446,866
Intesa Sanpaolo SpA 144A sr. unsec. notes 6.50%,
2/24/21 (Italy)	22,374,000	22,455,790
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.00%), 1.241%, 1/15/23	13,000,000	13,113,295
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.90%), 1.118%, 4/25/23	10,291,000	10,390,143
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.89%), 1.108%, 7/23/24	28,880,000	29,260,043
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.73%), 0.948%, 4/23/24	60,212,000	60,863,012
JPMorgan Chase & Co. sr. unsec. unsub. FRN
2.776%, 4/25/23	11,870,000	12,212,629
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.23%), 1.448%, 10/24/23	66,945,000	68,187,901
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.81%), 1.023%, 11/22/21	9,905,000	9,965,322
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.66%), 0.865%, 2/1/22	40,000,000	40,233,802
KeyBank NA sr. unsec. FRN Ser. BKNT, 0.423%, 1/3/24	28,250,000	28,286,737
KeyBank NA sr. unsec. FRN Ser. BKNT, (Secured
Overnight Funding Rate + 0.34%), 0.38%, 1/3/24	37,750,000	37,800,024
Lloyds Bank PLC company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.49%), 0.703%, 5/7/21
(United Kingdom)	65,400,000	65,476,611
Lloyds Banking Group PLC sr. unsec. FRN 1.326%,
6/15/23 (United Kingdom)	44,200,000	44,679,910
Lloyds Banking Group PLC sr. unsec. unsub. FRN
2.858%, 3/17/23 (United Kingdom)	25,589,000	26,254,435
Lloyds Banking Group PLC sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.80%), 1.039%, 6/21/21
(United Kingdom)	38,410,000	38,513,216
Manufacturers & Traders Trust Co. unsec. sub.
FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%),
0.865%, 12/1/21	27,260,000	27,266,172
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.86%), 1.075%, 7/26/23 (Japan)	16,000,000	16,207,936
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.74%), 0.968%, 3/2/23 (Japan)	16,300,000	16,430,883
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.65%), 0.865%, 7/26/21 (Japan)	45,366,000	45,498,230
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.88%), 2.105%,
3/1/21 (Japan)	4,588,000	4,594,341
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 1.06%), 1.28%,
9/13/21 (Japan)	53,980,000	54,324,446

Ultra Short Duration Income Fund 21

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.92%), 1.125%,
2/22/22 (Japan)	$23,818,000	$24,020,718
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.79%), 1.008%,
7/25/22 (Japan)	20,138,000	20,320,245
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.94%), 1.164%, 2/28/22 (Japan)	45,569,000	45,980,416
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.14%), 1.36%, 9/13/21 (Japan)	60,305,000	60,720,200
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.88%), 1.101%, 9/11/22 (Japan)	52,440,000	53,016,074
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 1.48%), 1.704%, 4/12/21 (Japan)	14,050,000	14,089,267
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.71%), 0.93%, 11/4/21 (Australia)	27,500,000	27,647,678
National Australia Bank, Ltd. 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.58%), 0.819%,
9/20/21 (Australia)	28,200,000	28,291,650
National Australia Bank, Ltd. 144A sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.41%), 0.63%,
12/13/22 (Australia)	36,650,000	36,809,677
National Bank of Canada company guaranty sr. unsec.
FRN 0.90%, 8/15/23 (Canada)	48,000,000	48,351,421
National Bank of Canada 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.40%), 0.639%, 3/21/21 (Canada)	6,250,000	6,253,510
Nationwide Building Society sr. unsec. FRN 3.622%,
4/26/23 (United Kingdom)	62,004,000	64,267,193
NatWest Group PLC sr. unsec. unsub. FRN 3.498%,
5/15/23 (United Kingdom)	29,795,000	30,898,495
NatWest Group PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 1.47%), 1.691%, 5/15/23
(United Kingdom)	59,339,000	60,145,958
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.99%), 1.223%, 5/27/21 (Finland)	8,353,000	8,378,938
Nordea Bank ABP 144A unsec. sub. notes 4.875%,
5/13/21 (Finland)	36,040,000	36,485,493
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.43%), 0.66%, 12/9/22	48,700,000	48,867,719
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.33%), 0.53%, 2/24/23	46,065,000	46,154,804
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.45%), 0.672%, 7/22/22	50,520,000	50,606,310
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.38%), 0.618%, 4/1/21	35,385,000	35,390,856
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 0.36%), 0.583%, 1/17/23 (Canada)	42,500,000	42,671,387
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 0.682%,
4/29/22 (Canada)	18,200,000	18,288,983
Royal Bank of Canada sr. unsec. unsub. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 0.602%,
4/30/21 (Canada)	35,750,000	35,781,993

22 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN,
(Secured Overnight Funding Rate + 0.30%), 0.343%,
1/19/24 (Canada)	$45,885,000	$45,866,297
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN,
(Secured Overnight Funding Rate + 0.45%), 0.49%,
10/26/23 (Canada)	27,919,000	28,049,829
Royal Bank of Canada sr. unsec. unsub. notes
(Secured Overnight Funding Rate + 0.40%), 0.478%,
8/5/22 (Canada)	27,800,000	27,893,408
Santander UK Group Holdings PLC company
guaranty sr. unsec. unsub. notes 2.875%, 8/5/21
(United Kingdom)	40,453,000	40,976,837
Santander UK PLC sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.62%), 0.845%, 6/1/21
(United Kingdom)	64,370,000	64,492,187
Skandinaviska Enskilda Banken AB 144A sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.65%), 0.865%,
12/12/22 (Sweden)	20,000,000	20,168,958
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 0.652%,
5/17/21 (Sweden)	52,250,000	52,310,251
Skandinaviska Enskilda Banken AB 144A sr. unsec.
notes 3.25%, 5/17/21 (Sweden)	35,000,000	35,304,850
Skandinaviska Enskilda Banken AB 144A sr. unsec.
notes 0.55%, 9/1/23 (Sweden)	23,478,000	23,539,865
Skandinaviska Enskilda Banken AB 144A sr. unsec.
notes (BBA LIBOR USD 3 Month + 0.32%), 0.545%,
9/1/23 (Sweden)	47,957,000	48,035,649
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.80%), 1.023%,
10/16/23 (Japan)	18,592,000	18,806,506
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 1.363%,
10/19/21 (Japan)	33,620,000	33,877,130
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 1.194%,
1/11/22 (Japan)	25,439,000	25,646,325
Sumitomo Mitsui Financial Group, Inc. sr. unsec.
unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 1.004%,
7/12/22 (Japan)	10,614,000	10,712,883
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes
0.80%, 9/12/23 (Japan)	61,202,000	61,757,422
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR
USD 3 Month + 0.59%), 0.792%, 8/2/22	2,527,000	2,533,628
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.59%), 0.812%, 5/17/22	36,600,000	36,811,461
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 0.675%,
5/24/21 (Sweden)	53,242,000	53,318,696
Svenska Handelsbanken AB company guaranty sr.
unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month
+ 1.15%), 1.39%, 3/30/21 (Sweden)	23,400,000	23,441,892

Ultra Short Duration Income Fund 23

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
Svenska Handelsbanken AB 144A sr. unsec. notes
0.625%, 6/30/23 (Sweden)	$17,000,000	$17,096,638
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.70%), 0.92%, 3/14/22 (Sweden)	9,300,000	9,356,507
Swedbank AB 144A sr. unsec. notes 1.30%,
6/2/23 (Sweden)	19,500,000	19,841,582
Swedbank AB 144A sr. unsec. notes 0.60%,
9/25/23 (Sweden)	19,002,000	19,034,303
Toronto-Dominion Bank (The) sr. unsec. FRN
Ser. GMTN, (BBA LIBOR USD 3 Month + 0.27%), 0.499%,
3/17/21 (Canada)	5,000,000	5,002,206
Toronto-Dominion Bank (The) sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.90%), 1.125%,
7/13/21 (Canada)	1,001,000	1,004,900
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 1.237%,
4/7/21 (Canada)	26,000,000	26,047,919
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 0.572%,
7/22/22 (Canada)	42,000,000	42,099,582
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN
Ser. MTN, (Secured Overnight Funding Rate + 0.48%),
0.52%, 1/27/23 (Canada)	57,295,000	57,616,424
Toronto-Dominion Bank (The) sr. unsec. unsub. notes
Ser. MTN, 0.45%, 9/11/23 (Canada)	20,840,000	20,895,450
Truist Bank sr. unsec. FRN Ser. BKNT, (Secured
Overnight Funding Rate + 0.73%), 0.792%, 3/9/23	38,890,000	39,341,315
Truist Bank sr. unsec. notes Ser. BKNT, 2.85%, 4/1/21	4,007,000	4,015,605
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN,
(BBA LIBOR USD 3 Month + 0.65%), 0.888%, 4/1/22	26,180,000	26,331,623
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.40%), 0.63%, 12/9/22	47,500,000	47,692,328
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.44%), 0.653%, 5/23/22	47,990,000	48,211,488
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.38%), 0.601%, 11/16/21	7,210,000	7,227,330
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD
3 Month + 0.32%), 0.535%, 4/26/21	5,000,000	5,002,414
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22
(United Kingdom)	9,355,000	9,512,501
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.64%), 0.858%, 1/24/22	13,507,000	13,580,026
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.23%), 1.442%, 10/31/23	28,224,000	28,693,871
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.11%), 1.328%, 1/24/23	25,159,000	25,383,402
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.93%), 1.144%, 2/11/22	10,175,000	10,177,137
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.34%), 1.571%, 3/4/21	22,715,000	22,741,056
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 1.03%), 1.24%, 7/26/21	40,277,000	40,467,149

24 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Banking cont.
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT,
2.082%, 9/9/22	$24,300,000	$24,558,964
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.62%), 0.853%, 5/27/22	5,000,000	5,009,533
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA
LIBOR USD 3 Month + 0.51%), 0.732%, 10/22/21	35,700,000	35,808,696
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.85%), 1.075%,
1/11/22 (Australia)	21,400,000	21,562,804
Westpac Banking Corp. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.39%), 0.615%,
1/13/23 (Australia)	17,300,000	17,373,940
		4,877,039,381
Basic materials (0.5%)
Celanese US Holdings, LLC company guaranty sr.
unsec. notes 5.875%, 6/15/21 (Germany)	17,332,000	17,659,577
Georgia-Pacific, LLC 144A sr. unsec. notes
0.625%, 5/15/24	41,895,000	41,992,323
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	16,088,132
Nutrition & Biosciences, Inc. 144A sr. unsec. notes
0.697%, 9/15/22	14,000,000	14,035,176
		89,775,208
Capital goods (0.9%)
Honeywell International, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.37%), 0.583%, 8/8/22	28,000,000	28,125,890
Honeywell International, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.23%), 0.461%, 8/19/22	17,500,000	17,520,653
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.75%), 0.98%, 3/10/23	64,900,000	65,434,483
Otis Worldwide Corp. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.45%), 0.688%, 4/5/23	36,885,000	36,899,518
		147,980,544
Communication services (0.5%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24 R	21,400,000	21,423,896
Time Warner Cable, LLC company guaranty sr. unsec.
unsub. notes 4.00%, 9/1/21	36,127,000	36,555,847
Verizon Communications, Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.00%), 1.219%, 3/16/22	24,750,000	25,018,871
		82,998,614
Conglomerates (0.2%)
Siemens Financieringsmaatschappij NV 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.61%), 0.829%, 3/16/22 (Netherlands)	37,850,000	38,096,036
		38,096,036
Consumer cyclicals (2.1%)
7-Eleven, Inc. 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.45%), 0.652%, 8/10/22	23,250,000	23,263,974
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.50%), 0.714%, 8/13/21	20,406,000	20,453,811
BMW US Capital, LLC 144A company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.41%), 0.634%, 4/12/21	19,000,000	19,014,471

Ultra Short Duration Income Fund 25

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Consumer cyclicals cont.
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes
3.75%, 10/1/21	$1,730,000	$1,769,626
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.65%), 0.876%, 3/8/21	18,205,000	18,209,733
Toyota Motor Credit Corp. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%),
0.527%, 10/7/21	32,100,000	32,167,811
Toyota Motor Credit Corp. sr. unsec. unsub. FRN
Ser. MTN, (BBA LIBOR USD 3 Month + 0.20%),
0.42%, 3/12/21	70,313,000	70,333,719
Toyota Motor Credit Corp. sr. unsec. unsub. FRN
Ser. MTN, (Secured Overnight Funding Rate + 0.34%),
0.384%, 10/14/22	18,500,000	18,536,024
Toyota Motor Credit Corp. sr. unsec. unsub. FRN
Ser. MTN, (Secured Overnight Funding Rate + 0.33%),
0.375%, 1/11/24	55,600,000	55,696,481
Toyota Motor Credit Corp. sr. unsec. unsub. notes
Ser. MTN, 0.35%, 10/14/22	32,550,000	32,579,069
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.65%), 0.875%, 3/1/21	35,938,000	35,949,135
Walt Disney Co. (The) company guaranty sr. unsec. FRN
(BBA LIBOR USD 3 Month + 0.25%), 0.475%, 9/1/21	26,000,000	26,029,842
Walt Disney Co. (The) company guaranty sr. unsec.
notes 4.50%, 2/15/21	14,500,000	14,522,185
		368,525,881
Consumer finance (1.8%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.75%), 0.966%, 8/3/23	14,155,000	14,342,138
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.65%), 0.883%, 2/27/23	5,901,000	5,959,361
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.60%), 0.825%, 11/5/21	22,853,000	22,936,244
American Express Co. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.61%), 0.815%, 8/1/22	2,600,000	2,615,760
American Express Co. sr. unsec. notes 2.50%, 8/1/22	9,300,000	9,589,112
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.62%), 0.844%, 5/20/22	61,545,000	61,940,734
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.53%), 0.747%, 5/17/21	9,500,000	9,509,880
American Honda Finance Corp. sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.42%), 0.646%, 9/8/23	19,000,000	19,096,470
American Honda Finance Corp. sr. unsec. FRN Ser. MTN,
(BBA LIBOR USD 3 Month + 0.37%), 0.576%, 5/10/23	69,262,000	69,439,119
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.95%), 1.175%, 6/1/21	36,800,000	36,767,525
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.67%), 0.882%, 7/30/21	16,960,000	16,932,602
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.95%), 1.18%, 3/9/22	4,355,000	4,385,795

26 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Consumer finance cont.
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.72%), 0.932%, 1/30/23	$27,644,000	$27,818,710
Capital One Financial Corp. sr. unsec. unsub. notes
3.05%, 3/9/22	7,680,000	7,891,575
		309,225,025
Consumer staples (1.2%)
ERAC USA Finance, LLC 144A company guaranty sr.
unsec. notes 4.50%, 8/16/21	2,825,000	2,885,904
Keurig Dr Pepper, Inc. company guaranty sr. unsec.
unsub. notes 3.551%, 5/25/21	56,815,000	57,399,608
McDonald’s Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR
USD 3 Month + 0.43%), 0.649%, 10/28/21	53,080,000	53,231,091
Mondelez International Holdings Netherlands
BV 144A company guaranty sr. unsec. notes 2.125%,
9/19/22 (Netherlands)	6,790,000	6,984,261
Mondelez International Holdings Netherlands BV 144A
company guaranty sr. unsec. unsub. notes 2.00%,
10/28/21 (Netherlands)	26,318,000	26,610,311
Mondelez International, Inc. company guaranty sr.
unsec. sub. notes 0.625%, 7/1/22	25,500,000	25,611,328
Nestle Holdings, Inc. 144A company guaranty sr. unsec.
notes 0.375%, 1/15/24	32,455,000	32,448,211
		205,170,714
Energy (0.9%)
BP Capital Markets America, Inc. company guaranty sr.
unsec. notes 4.742%, 3/11/21	14,900,000	14,971,073
Chevron USA, Inc. company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.20%), 0.414%, 8/11/23	42,293,000	42,347,852
Chevron USA, Inc. company guaranty sr. unsec. unsub.
FRN (BBA LIBOR USD 3 Month + 0.11%), 0.32%, 8/12/22	28,196,000	28,210,655
Total Capital International SA company guaranty sr.
unsec. unsub. notes 2.218%, 7/12/21 (France)	31,445,000	31,671,422
Williams Cos Inc/The sr. unsec. notes 4.00%, 11/15/21	16,388,000	16,697,325
Williams Cos., Inc. (The) sr. unsec. unsub. notes
7.875%, 9/1/21	16,923,000	17,649,649
Williams Partners LP sr. unsec. sub. notes
3.60%, 3/15/22	3,723,000	3,833,526
		155,381,502
Financial (2.2%)
Bank of Nova Scotia (The) sr. unsec. notes 1.625%,
5/1/23 (Canada)	5,040,000	5,176,828
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.64%), 0.865%, 3/7/22 (Canada)	22,345,000	22,491,388
Bank of Nova Scotia (The) sr. unsec. unsub. FRN
Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 0.859%,
9/19/22 (Canada)	5,096,000	5,139,293
Credit Suisse Group AG 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 1.24%), 1.46%, 6/12/24 (Switzerland)	13,623,000	13,888,878
Intercontinental Exchange, Inc. sr. unsec. FRN (BBA
LIBOR USD 3 Month + 0.65%), 0.867%, 6/15/23	65,500,000	65,667,353

Ultra Short Duration Income Fund 27

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Financial cont.
Macquarie Bank Ltd. 144A unsec.sub. notes 6.625%,
4/7/21 (Australia)	$20,778,000	$21,011,129
Macquarie Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.45%), 0.655%, 11/24/21 (Australia)	33,250,000	33,355,502
Nasdaq, Inc. sr. unsec. notes 0.445%, 12/21/22	14,000,000	14,012,501
UBS Group AG 144A sr. unsec. FRN 2.859%,
8/15/23 (Switzerland)	46,684,000	48,381,156
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 1.22%), 1.433%, 5/23/23 (Switzerland)	15,030,000	15,221,729
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.95%), 1.171%, 8/15/23 (Switzerland)	31,169,000	31,480,449
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 1.53%), 1.735%, 2/1/22 (Switzerland)	20,587,000	20,882,279
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. notes (BBA LIBOR USD 3 Month
+ 1.78%), 2.014%, 4/14/21 (Switzerland)	37,754,000	37,890,012
UBS Group Funding Jersey, Ltd. 144A company
guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	24,323,000	24,458,954
USAA Capital Corp. 144A sr. unsec. notes 2.00%, 6/1/21	8,300,000	8,349,277
USAA Capital Corp. 144A sr. unsec. notes Ser. MTN,
2.625%, 6/1/21	9,390,000	9,463,637
		376,870,365
Health care (3.8%)
AbbVie, Inc. sr. unsec. FRN 0.863%, 11/21/22
(acquired various dates 8/17/20 thru 10/30/20, cost
$23,077,356) ∆∆	22,961,000	23,148,467
AbbVie, Inc. sr. unsec. FRN 0.691%, 11/19/21 (acquired
11/12/19, cost $37,000,000) ∆∆	37,000,000	37,108,292
AbbVie, Inc. sr. unsec. FRN 0.563%, 5/21/21
(acquired various dates 11/12/19 thru 2/19/20, cost
$57,802,106) ∆∆	57,800,000	57,848,316
AbbVie, Inc. sr. unsec. notes 3.375%, 11/14/21	9,250,000	9,465,923
AbbVie, Inc. sr. unsec. sub. notes 5.00%, 12/15/21	20,984,000	21,591,447
AbbVie, Inc. sr. unsec. sub. notes 2.15%, 11/19/21	15,817,000	16,043,275
AbbVie, Inc. sr. unsec. unsub. notes 2.30%, 5/14/21	8,200,000	8,238,720
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.67%), 0.887%, 8/17/23 (United Kingdom)	36,320,000	36,689,353
Becton Dickinson and Co. sr. unsec. unsub. notes
3.125%, 11/8/21	30,042,000	30,658,736
Bristol-Myers Squibb Co. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.38%), 0.601%, 5/16/22 (acquired
5/7/19, cost $9,300,000) ∆∆	9,300,000	9,333,955
Bristol-Myers Squibb Co. sr. unsec. sub. notes
0.537%, 11/13/23	33,400,000	33,422,178
Cigna Corp. company guaranty sr. unsec. unsub. notes
3.40%, 9/17/21	745,000	759,442
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.72%), 0.95%, 3/9/21	25,310,000	25,328,546
CVS Health Corp. sr. unsec. unsub. notes 3.35%, 3/9/21	17,208,000	17,260,484
CVS Health Corp. sr. unsec. unsub. notes 2.125%, 6/1/21	14,410,000	14,476,476

28 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Health care cont.
Gilead Sciences, Inc. sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.15%), 0.379%, 9/17/21	$19,000,000	$19,011,573
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	28,000,000	28,056,577
GlaxoSmithKline Capital PLC company guaranty sr.
unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%),
0.571%, 5/14/21 (United Kingdom)	23,750,000	23,773,431
Mylan NV company guaranty sr. unsec. notes
3.15%, 6/15/21	69,482,000	70,022,374
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	14,019,910
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.26%), 0.477%, 6/15/21	27,450,000	27,469,827
Viatris, Inc. 144A company guaranty sr. unsec. notes
1.125%, 6/22/22	68,540,000	69,155,825
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.44%), 0.664%, 8/20/21	60,480,000	60,640,752
		653,523,879
Insurance (3.6%)
AIG Global Funding 144A notes 0.80%, 7/7/23	15,000,000	15,159,127
AIG Global Funding 144A sr. FRN (BBA LIBOR USD
3 Month + 0.46%), 0.711%, 6/25/21	20,134,000	20,168,423
AIG Global Funding 144A sr. unsub. FRN (Secured
Overnight Funding Rate + 0.38%), 0.439%, 12/15/23	37,000,000	36,999,160
American International Group, Inc. sr. unsec. unsub.
notes 3.30%, 3/1/21	6,917,000	6,917,000
Jackson National Life Global Funding 144A
FRN (Secured Overnight Funding Rate + 0.60%),
0.649%, 1/6/23	46,750,000	47,048,885
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.73%), 0.981%, 6/27/22	33,784,000	34,056,975
Jackson National Life Global Funding 144A sr. FRN (BBA
LIBOR USD 3 Month + 0.48%), 0.701%, 6/11/21	47,303,000	47,360,095
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	18,600,000	19,108,840
MET Tower Global Funding 144A FRN (Secured
Overnight Funding Rate + 0.55%), 0.593%, 1/17/23	13,300,000	13,387,572
MET Tower Global Funding 144A notes 0.55%, 7/13/22	23,000,000	23,087,239
Metropolitan Life Global Funding I 144A FRN (Secured
Overnight Funding Rate + 0.57%), 0.615%, 1/13/23	31,350,000	31,577,095
Metropolitan Life Global Funding I 144A FRN (Secured
Overnight Funding Rate + 0.50%), 0.54%, 5/28/21	19,550,000	19,575,272
Metropolitan Life Global Funding I 144A FRN (Secured
Overnight Funding Rate + 0.32%), 0.368%, 1/7/24	27,300,000	27,327,194
Metropolitan Life Global Funding I 144A notes
2.40%, 6/17/22	18,500,000	19,026,181
New York Life Global Funding 144A FRN (BBA LIBOR USD
3 Month + 0.52%), 0.75%, 6/10/22	47,550,000	47,856,977
New York Life Global Funding 144A FRN (Secured
Overnight Funding Rate + 0.36%), 0.401%, 10/21/23	9,500,000	9,529,678
New York Life Global Funding 144A FRN (Secured
Overnight Funding Rate + 0.22%), 0.26%, 2/2/23	27,255,000	27,256,962
New York Life Global Funding 144A sr. FRN (BBA LIBOR
USD 3 Month + 0.28%), 0.504%, 1/21/22	42,000,000	42,103,143

Ultra Short Duration Income Fund 29

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Insurance cont.
New York Life Global Funding 144A sr. notes (BBA LIBOR
USD 3 Month + 0.28%), 0.505%, 1/10/23	$56,750,000	$56,908,154
Pacific Life Global Funding II 144A company guaranty sr.
notes 0.50%, 9/23/23	28,215,000	28,293,974
Protective Life Global Funding 144A notes
0.631%, 10/13/23	23,200,000	23,341,668
Trinity Acquisition PLC company guaranty sr. unsec.
unsub. notes 3.50%, 9/15/21 (United Kingdom)	12,818,000	13,027,183
Willis Towers Watson PLC company guaranty sr. unsec.
unsub. notes 5.75%, 3/15/21	15,041,000	15,135,307
		624,252,104
Investment banking/Brokerage (3.1%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.32%), 0.533%, 5/21/21	28,500,000	28,518,738
Deutsche Bank AG sr. unsec. unsub. notes 4.25%,
10/14/21 (Germany)	75,450,000	77,320,760
Deutsche Bank AG sr. unsec. unsub. notes Ser. GMTN,
3.375%, 5/12/21 (Germany)	3,185,000	3,209,443
Deutsche Bank AG sr. unsec. unsub. notes 4.25%,
2/4/21 (Germany)	11,510,000	11,512,304
Deutsche Bank AG sr. unsec. unsub. notes 3.375%,
5/12/21 (Germany)	12,824,000	12,925,533
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (BBA
LIBOR USD 3 Month + 1.05%), 1.275%, 6/5/23	7,263,000	7,336,188
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 1.11%), 1.325%, 4/26/22	14,877,000	14,913,309
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.78%), 0.992%, 10/31/22	533,000	535,488
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.75%), 0.963%, 2/23/23	58,371,000	58,978,117
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
FRN (Secured Overnight Funding Rate + 0.54%),
0.61%, 11/17/23	19,200,000	19,252,419
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
FRN (Secured Overnight Funding Rate + 0.41%),
0.45%, 1/27/23	47,000,000	47,017,820
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 5.25%, 7/27/21	8,089,000	8,285,374
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 0.481%, 1/27/23	23,500,000	23,497,298
Morgan Stanley sr. unsec. FRN Ser. GMTN, (Secured
Overnight Funding Rate + 0.70%), 0.741%, 1/20/23	29,940,000	30,061,278
Morgan Stanley sr. unsec. FRN Ser. MTN,
0.56%, 11/10/23	18,500,000	18,512,212
Morgan Stanley sr. unsec. FRN Ser. MTN,
0.529%, 1/25/24	23,000,000	23,008,950
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.93%), 1.152%, 7/22/22	18,363,000	18,433,070
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 1.40%), 1.624%, 4/21/21	27,462,000	27,539,401

30 Ultra Short Duration Income Fund

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Investment banking/Brokerage cont.
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA
LIBOR USD 3 Month + 1.22%), 1.433%, 5/8/24	$26,144,000	$26,687,511
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.43%), 0.635%, 11/1/21	70,400,000	70,574,983
		528,120,196
Technology (0.4%)
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	4,287,000	4,358,070
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD
3 Month + 0.40%), 0.621%, 5/13/21	18,680,000	18,702,398
Microchip Technology, Inc. company guaranty sr. notes
3.922%, 6/1/21	39,819,000	40,278,954
		63,339,422
Utilities and power (2.5%)
American Electric Power Co., Inc. sr. unsec. unsub. FRN
(BBA LIBOR USD 3 Month + 0.48%), 0.685%, 11/1/23	18,500,000	18,522,445
American Electric Power Co., Inc. sr. unsec. unsub.
notes 0.75%, 11/1/23	9,500,000	9,521,144
Consolidated Edison Co. of New York, Inc. sr. unsec.
unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%),
0.651%, 6/25/21	47,100,000	47,175,823
Dominion Energy, Inc. jr. unsec. sub. notes
4.104%, 4/1/21	7,180,000	7,225,353
Dominion Energy, Inc. jr. unsec. sub. notes
2.715%, 8/15/21	10,451,000	10,577,986
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (BBA
LIBOR USD 3 Month + 0.53%), 0.747%, 9/15/23	20,688,000	20,732,773
Dominion Energy, Inc. sr. unsec. unsub. notes
Ser. C, 2.00%, 8/15/21	4,700,000	4,735,406
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR
USD 3 Month + 0.65%), 0.871%, 3/11/22	23,600,000	23,752,728
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR
USD 3 Month + 0.50%), 0.721%, 5/14/21	53,295,000	53,361,288
Duke Energy Florida, LLC sr. unsec. FRN Ser. A, (BBA
LIBOR USD 3 Month + 0.25%), 0.482%, 11/26/21	14,825,000	14,847,682
Duke Energy Progress, LLC sr. unsec. unsub.
FRN Ser. A, (BBA LIBOR USD 3 Month + 0.18%),
0.40%, 2/18/22	19,200,000	19,201,651
Enbridge Energy Partners LP company guaranty sr.
unsec. notes 4.20%, 9/15/21	6,608,000	6,702,064
Entergy Louisiana, LLC sr. notes 0.62%, 11/17/23	17,300,000	17,342,821
Florida Power & Light Co. sr. unsec. unsub. FRN (BBA
LIBOR USD 3 Month + 0.38%), 0.599%, 7/28/23	28,390,000	28,391,164
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. unsub. notes 5.80%, 3/1/21	10,210,000	10,252,917
Kinder Morgan Energy Partners LP company guaranty
sr. unsec. unsub. notes 5.00%, 10/1/21	36,034,000	36,706,751
Kinder Morgan, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 2/15/21	7,060,000	7,071,350
Pacific Gas and Electric Co. FRN (BBA LIBOR USD
3 Month + 1.48%), 1.699%, 6/16/22	23,090,000	23,111,879
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	19,282,000	19,333,775

Ultra Short Duration Income Fund 31

	Principal
CORPORATE BONDS AND NOTES (51.9%)* cont.	amount	Value
Utilities and power cont.
PPL Electric Utilities Corp. sr. unsub. FRN (BBA LIBOR
USD 3 Month + 0.25%), 0.501%, 9/28/23	$9,000,000	$9,008,787
PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr.
unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)	2,976,000	2,986,695
Public Service Enterprise Group, Inc. sr. unsec. unsub.
notes 2.00%, 11/15/21	32,058,000	32,424,462
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	9,204,008
		432,190,952
Total corporate bonds and notes (cost $8,923,515,198)		$8,952,489,823

		Maturity	Principal
COMMERCIAL PAPER (28.7%)*	Yield (%)	date	amount	Value
Alexandria Real Estate Equities, Inc.	0.200	2/10/21	$108,465,000	$108,452,635
Alexandria Real Estate Equities, Inc.	0.180	2/3/21	60,000,000	59,997,250
Amcor Finance (USA), Inc.	0.280	2/16/21	45,750,000	45,746,454
Amcor Flexibles NA, Inc.	0.230	2/22/21	21,250,000	21,247,266
Amcor Flexibles NA, Inc.	0.230	2/19/21	47,500,000	47,494,736
Amcor Flexibles NA, Inc.	0.220	2/11/21	23,250,000	23,247,815
American Electric Power Co., Inc.	0.300	3/26/21	13,995,000	13,989,884
American Electric Power Co., Inc.	0.270	2/18/21	27,750,000	27,747,117
American Electric Power Co., Inc.	0.230	3/15/21	22,250,000	22,243,881
American Electric Power Co., Inc.	0.200	3/9/21	38,000,000	37,991,273
American Honda Finance Corp.	0.320	2/26/21	25,250,000	25,245,110
American Honda Finance Corp.	0.310	2/22/21	15,000,000	14,997,520
American Honda Finance Corp.	0.300	4/8/21	23,050,000	23,038,381
American Honda Finance Corp.	0.300	4/6/21	12,000,000	11,994,149
American Honda Finance Corp.	0.290	3/5/21	8,750,000	8,747,856
AT&T, Inc.	0.432	12/14/21	23,250,000	23,173,566
AT&T, Inc.	0.414	12/15/21	32,500,000	32,392,533
AT&T, Inc.	0.402	12/16/21	46,500,000	46,345,760
AT&T, Inc.	0.381	11/18/21	46,500,000	46,367,918
AT&T, Inc.	0.300	6/1/21	23,250,000	23,228,393
Autonation, Inc.	0.200	2/1/21	115,500,000	115,496,400
Baker Hughes Holdings, LLC	0.250	3/5/21	46,500,000	46,492,631
Banco Santander SA (Spain)	0.573	8/16/21	15,250,000	15,231,201
Banco Santander SA (Spain)	0.533	8/23/21	9,400,000	9,389,135
BP Capital Markets PLC (United Kingdom)	0.290	5/4/21	23,500,000	23,485,117
Cabot Corp.	0.330	2/1/21	58,550,000	58,549,268
Cabot Corp.	0.250	2/16/21	60,000,000	59,994,510
Cabot Corp.	0.200	2/2/21	36,600,000	36,599,390
CenterPoint Energy, Inc.	0.260	2/4/21	18,650,000	18,649,655
CenterPoint Energy, Inc.	0.240	2/3/21	9,500,000	9,499,851
CenterPoint Energy, Inc.	0.220	3/2/21	14,000,000	13,997,474
CenterPoint Energy, Inc.	0.220	2/24/21	9,500,000	9,498,717
CenterPoint Energy, Inc.	0.220	2/18/21	6,768,000	6,767,387
CenterPoint Energy, Inc.	0.210	2/25/21	22,000,000	21,996,865
CenterPoint Energy, Inc.	0.210	2/11/21	8,000,000	7,999,639
CenterPoint Energy, Inc.	0.200	3/4/21	20,000,000	19,996,128
CenterPoint Energy, Inc.	0.200	3/3/21	22,000,000	21,995,886

32 Ultra Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (28.7%)* cont.	Yield (%)	date	amount	Value
CenterPoint Energy, Inc.	0.200	2/24/21	$7,500,000	$7,498,987
Conagra Brands, Inc.	0.651	2/16/21	47,000,000	46,987,216
Conagra Brands, Inc.	0.270	2/1/21	58,250,000	58,247,379
Conagra Brands, Inc.	0.250	2/4/21	34,000,000	33,996,940
Consolidated Edison, Inc.	0.400	2/12/21	55,500,000	55,496,396
Consolidated Edison, Inc.	0.280	2/8/21	69,750,000	69,746,939
Crown Castle International Corp.	0.410	2/3/21	55,750,000	55,747,081
Crown Castle International Corp.	0.389	2/17/21	66,250,000	66,236,189
Crown Castle International Corp.	0.400	2/10/21	50,000,000	49,993,567
Dominion Energy South Carolina	0.240	3/24/21	23,250,000	23,241,909
Duke Energy Corp.	0.260	2/17/21	19,000,000	18,998,165
Enbridge US, Inc.	0.300	4/27/21	14,000,000	13,990,520
Enbridge US, Inc.	0.220	2/16/21	11,950,000	11,948,925
Enbridge US, Inc.	0.220	2/5/21	23,250,000	23,249,322
Enbridge US, Inc.	0.210	2/9/21	27,750,000	27,748,643
Enbridge US, Inc.	0.200	2/22/21	37,250,000	37,245,207
ENGIE SA (France)	0.300	3/26/21	14,000,000	13,994,882
ENGIE SA (France)	0.280	3/8/21	28,000,000	27,993,764
ENGIE SA (France)	0.280	2/11/21	27,468,000	27,466,562
ENGIE SA (France)	0.280	2/9/21	46,500,000	46,498,011
ENGIE SA (France)	0.280	2/5/21	46,500,000	46,498,824
ENGIE SA (France)	0.270	2/18/21	9,500,000	9,499,076
Eni Finance USA, Inc.	0.401	2/23/21	18,500,000	18,497,777
Eni Finance USA, Inc.	0.380	2/16/21	30,000,000	29,997,690
Eni Finance USA, Inc.	0.380	2/8/21	23,500,000	23,499,086
Eni Finance USA, Inc.	0.380	2/5/21	23,250,000	23,249,367
Eni Finance USA, Inc.	0.380	2/2/21	23,500,000	23,499,634
Entergy Corp.	0.401	5/24/21	23,500,000	23,479,131
Entergy Corp.	0.401	5/14/21	26,550,000	26,528,705
Entergy Corp.	0.371	2/23/21	25,000,000	24,995,955
Entergy Corp.	0.320	3/12/21	17,800,000	17,794,850
Entergy Corp.	0.320	3/4/21	13,500,000	13,496,902
Entergy Corp.	0.320	3/1/21	30,000,000	29,993,774
Entergy Corp.	0.310	3/16/21	15,351,000	15,346,077
Entergy Corp.	0.300	4/5/21	3,000,000	2,998,559
ERP Operating Limited Partnership	0.320	2/26/21	30,000,000	29,995,380
ERP Operating LP	0.300	2/22/21	39,000,000	38,994,982
ERP Operating LP	0.268	3/18/21	37,250,000	37,238,875
ETP Legacy LP	0.579	2/1/21	172,000,000	171,994,639
Fidelity National Information Services, Inc.	0.263	3/3/21	18,100,000	18,096,615
Fidelity National Information Services, Inc.	0.240	2/22/21	46,500,000	46,493,955
Fidelity National Information Services, Inc.	0.230	2/16/21	38,750,000	38,746,454
Fidelity National Information Services, Inc.	0.230	2/5/21	43,000,000	42,998,746
FMC Corp.	0.550	2/4/21	23,250,000	23,247,582
FMC Corp.	0.550	2/2/21	9,500,000	9,499,395
FMC Corp.	0.500	2/24/21	46,500,000	46,478,305
FMC Corp.	0.500	2/11/21	9,500,000	9,497,719
FMC Corp.	0.500	2/10/21	23,250,000	23,244,869
FMC Corp.	0.400	2/1/21	46,500,000	46,497,881
General Motors Financial Co., Inc.	0.802	3/15/21	18,750,000	18,738,281

Ultra Short Duration Income Fund 33

		Maturity	Principal
COMMERCIAL PAPER (28.7%)* cont.	Yield (%)	date	amount	Value
General Motors Financial Co., Inc.	0.802	2/25/21	$14,000,000	$13,995,212
General Motors Financial Co., Inc.	0.802	2/22/21	14,000,000	13,995,781
General Motors Financial Co., Inc.	0.802	2/17/21	9,500,000	9,497,784
General Motors Financial Co., Inc.	0.770	2/23/21	37,500,000	37,488,203
General Motors Financial Co., Inc.	0.752	4/1/21	9,500,000	9,491,378
General Motors Financial Co., Inc.	0.752	2/11/21	9,500,000	9,498,611
General Motors Financial Co., Inc.	0.751	2/8/21	14,000,000	13,998,569
General Motors Financial Co., Inc.	0.701	3/2/21	7,250,000	7,247,003
General Motors Financial Co., Inc.	0.701	3/1/21	19,000,000	18,992,425
General Motors Financial Co., Inc.	0.320	2/3/21	19,000,000	18,999,137
HSBC USA, Inc.	0.501	3/3/21	47,000,000	46,991,039
HSBC USA, Inc.	0.501	2/5/21	4,600,000	4,599,893
HSBC USA, Inc.	0.451	3/22/21	44,700,000	44,685,279
HSBC USA, Inc.	0.391	7/9/21	46,250,000	46,183,397
Humana, Inc.	0.350	2/23/21	9,500,000	9,496,484
Humana, Inc.	0.350	2/17/21	28,000,000	27,992,242
Humana, Inc.	0.300	2/3/21	31,500,000	31,497,725
Humana, Inc.	0.300	2/2/21	46,500,000	46,497,313
Humana, Inc.	0.300	2/1/21	10,750,000	10,749,534
Humana, Inc.	0.280	3/18/21	31,500,000	31,476,816
Humana, Inc.	0.280	3/12/21	14,250,000	14,240,890
Hyundai Capital America (South Korea)	0.350	3/8/21	35,000,000	34,989,249
Hyundai Capital America (South Korea)	0.350	3/2/21	23,500,000	23,494,088
Hyundai Capital America (South Korea)	0.350	2/9/21	32,500,000	32,498,411
Hyundai Capital America (South Korea)	0.350	2/1/21	23,500,000	23,499,706
Hyundai Capital America (South Korea)	0.320	2/19/21	23,500,000	23,496,710
Hyundai Capital America (South Korea)	0.320	2/17/21	23,500,000	23,497,309
Hyundai Capital America (South Korea)	0.320	2/3/21	10,500,000	10,499,781
Intercontinental Exchange, Inc.	0.421	6/22/21	3,500,000	3,493,298
Intercontinental Exchange, Inc.	0.370	2/24/21	49,000,000	48,988,534
Intercontinental Exchange, Inc.	0.350	3/17/21	19,000,000	18,991,279
Intercontinental Exchange, Inc.	0.330	3/24/21	15,000,000	14,991,885
Intercontinental Exchange, Inc.	0.320	3/5/21	20,000,000	19,993,480
Intesa Sanpaolo Funding, LLC (Spain)	0.411	2/25/21	28,000,000	27,989,374
Intesa Sanpaolo Funding, LLC (Spain)	0.351	4/23/21	76,000,000	75,904,595
Intesa Sanpaolo Funding, LLC (Spain)	0.340	4/21/21	18,250,000	18,227,677
Intesa Sanpaolo Funding, LLC (Spain)	0.320	3/1/21	9,850,000	9,845,666
Intesa Sanpaolo Funding, LLC (Spain)	0.300	4/26/21	17,575,000	17,552,107
National Grid North America Inc.	0.300	2/18/21	42,000,000	41,995,637
National Grid North America, Inc.	0.270	3/26/21	58,250,000	58,228,706
National Grid PLC (United Kingdom)	0.240	2/11/21	25,000,000	24,998,511
National Grid PLC (United Kingdom)	0.240	2/10/21	23,500,000	23,498,731
National Grid PLC (United Kingdom)	0.230	2/8/21	23,250,000	23,248,980
Plains All American Pipeline LP	0.600	2/4/21	39,750,000	39,749,006
Plains Midstream Canada ULC (Canada)	0.650	2/1/21	23,250,000	23,249,128
Plains Midstream Canada ULC (Canada)	0.600	2/8/21	23,750,000	23,747,005
Plains Midstream Canada ULC (Canada)	0.550	2/5/21	27,750,000	27,747,572
Plains Midstream Canada ULC (Canada)	0.559	2/2/21	57,500,000	57,497,125
PPG Industries, Inc.	0.421	8/2/21	70,750,000	70,622,021
Questar Gas Co.	0.220	2/18/21	18,500,000	18,494,584

34 Ultra Short Duration Income Fund

		Maturity	Principal
COMMERCIAL PAPER (28.7%)* cont.	Yield (%)	date	amount	Value
Realty Income Corp.	0.241	2/19/21	$53,900,000	$53,892,454
Schlumberger Holdings Corp.	0.472	8/13/21	23,750,000	23,719,613
Schlumberger Holdings Corp.	0.401	2/11/21	29,500,000	29,499,574
Shell International Finance BV (Netherlands)	0.553	6/14/21	48,000,000	47,968,267
Shell International Finance BV (Netherlands)	0.523	6/22/21	48,000,000	47,965,824
Shell International Finance BV (Netherlands)	0.512	5/3/21	38,000,000	37,984,819
Simon Property Group LP	0.350	4/9/21	23,250,000	23,243,987
Societe Generale SA (France)	0.667	6/2/21	33,000,000	33,037,488
Societe Generale SA (France)	0.657	6/8/21	29,000,000	29,034,220
Societe Generale SA (France)	0.650	6/14/21	49,000,000	49,060,270
Societe Generale SA (France)	0.350	12/10/21	18,000,000	18,006,012
Societe Generale SA (France)	0.322	12/3/21	46,500,000	46,505,255
Suncor Energy, Inc. (Canada)	0.380	3/18/21	14,750,000	14,745,595
Suncor Energy, Inc. (Canada)	0.360	3/15/21	16,250,000	16,245,531
Suncor Energy, Inc. (Canada)	0.350	3/16/21	9,250,000	9,247,388
Suncor Energy, Inc. (Canada)	0.330	2/18/21	14,000,000	13,998,546
Suncor Energy, Inc. (Canada)	0.320	3/9/21	18,500,000	18,495,751
Suncor Energy, Inc. (Canada)	0.327	3/8/21	43,000,000	42,990,423
Suncor Energy, Inc. (Canada)	0.320	3/3/21	9,500,000	9,498,224
Suncor Energy, Inc. (Canada)	0.310	2/24/21	32,750,000	32,745,364
Suncor Energy, Inc. (Canada)	0.310	2/22/21	14,000,000	13,998,199
UDR, Inc.	0.220	3/2/21	37,250,000	37,243,279
Walgreens Boots Alliance, Inc.	0.356	2/12/21	23,000,000	22,998,238
Walgreens Boots Alliance, Inc.	0.340	2/10/21	46,500,000	46,497,024
Walgreens Boots Alliance, Inc.	0.330	2/19/21	33,000,000	32,995,765
Walt Disney Co. (The)	0.502	6/15/21	23,250,000	23,223,810
Waste Management, Inc.	0.452	9/10/21	47,000,000	46,923,380
Total commercial paper (cost $4,956,673,201)				$4,957,203,610

	Principal
ASSET-BACKED SECURITIES (8.2%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$36,188,000	$36,314,658
Ally Auto Receivables Trust Ser. 17-4, Class A4,
1.96%, 7/15/22	9,934,425	9,965,519
American Express Credit Account Master Trust
Ser. 18-6, Class A, 3.06%, 2/15/24	18,868,000	19,118,831
Ser. 19-3, Class A, 2.00%, 4/15/25	58,000,000	59,694,998
Bank of America Credit Card Trust Ser. 18-A1, Class A1,
2.70%, 7/17/23	17,690,000	17,707,460
Bank of The West Auto Trust 144A
Ser. 18-1, Class A3, 3.43%, 12/15/22	5,412,814	5,452,660
Ser. 19-1, Class A3, 2.43%, 4/15/24	18,171,000	18,485,613
Ser. 19-1, Class A2, 2.40%, 10/17/22	472,641	473,557
BMW Vehicle Owner Trust Ser. 20-A, Class A2,
0.39%, 2/27/23	5,997,230	6,002,274
Canadian Pacer Auto Receivables Trust 144A Ser. 20-1A,
Class A2A, 1.77%, 11/21/22 (Canada)	10,496,589	10,553,243
Capital One Multi-Asset Execution Trust FRB Ser. 17-A2,
Class A2, (1 Month US LIBOR + 0.41%), 0.537%, 1/15/25	14,850,000	14,883,267

Ultra Short Duration Income Fund 35

	Principal
ASSET-BACKED SECURITIES (8.2%)* cont.	amount	Value
CarMax Auto Owner Trust
Ser. 18-4, Class A3, 3.36%, 9/15/23	$22,937,960	$23,440,600
Ser. 18-1, Class A3, 2.48%, 11/15/22	4,790,277	4,821,276
Ser. 19-3, Class A3, 2.18%, 8/15/24	15,300,000	15,672,035
Ser. 20-1, Class A2, 1.87%, 4/17/23	8,435,335	8,489,670
Ser. 20-3, Class A3, 0.62%, 3/17/25	19,000,000	19,111,340
Carvana Auto Receivables Trust Ser. 20-P1, Class A2,
0.28%, 11/8/23	9,750,000	9,740,855
Ford Credit Auto Owner Trust
Ser. 18-A, Class A4, 3.16%, 10/15/23	3,375,000	3,452,700
Ser. 20-B, Class A2, 0.50%, 2/15/23	11,215,986	11,234,919
FRB Ser. 19-C, Class A2B, (1 Month US LIBOR + 0.19%),
0.317%, 7/15/22	7,902,360	7,902,376
Ford Credit Floorplan Master Owner Trust
Ser. 18-3, Class A1, 3.52%, 10/15/23	28,457,000	29,115,151
Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	31,263,345
FRB Ser. 18-1, Class A2, (1 Month US LIBOR + 0.28%),
0.407%, 5/15/23	5,600,000	5,604,271
General Motors Financial Floorplan Owner
Revolving Trust 144A
Ser. 18-4, Class A1, 3.50%, 9/15/23	445,000	454,003
Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	26,689,131
GM Financial Automobile Leasing Trust Ser. 20-3,
Class A2A, 0.35%, 11/21/22	19,000,000	18,998,670
GM Financial Consumer Automobile Receivables Trust
Ser. 18-4, Class A3, 3.21%, 10/16/23	19,828,032	20,196,337
Ser. 18-3, Class A3, 3.02%, 5/16/23	4,708,197	4,768,930
Ser. 18-1, Class A3, 2.32%, 7/18/22	2,927,689	2,938,609
Ser. 20-4, Class A3, 0.38%, 8/18/25	3,000,000	3,008,358
Ser. 20-3, Class A2, 0.35%, 7/17/23	9,061,891	9,070,258
GM Financial Consumer Automobile Receivables Trust
Ser. 21-1, Class A2, 0.23%, 11/16/23	21,500,000	21,479,042
Golden Credit Card Trust 144A Ser. 18-4A,
Class A, 3.44%, 8/15/25	1,250,000	1,348,045
Honda Auto Receivables Owner Trust
Ser. 18-3, Class A3, 2.95%, 8/22/22	3,741,309	3,782,484
Ser. 19-3, Class A2, 1.90%, 4/15/22	5,111,491	5,127,287
Ser. 19-4, Class A2, 1.86%, 6/20/22	16,093,400	16,172,322
Ser. 20-2, Class A3, 0.82%, 7/15/24	12,500,000	12,646,350
Ser. 20-3, Class A3, 0.37%, 10/18/24	12,500,000	12,513,728
Hyundai Auto Lease Securitization Trust 144A
Ser. 20-B, Class A2, 0.36%, 1/17/23	17,500,000	17,518,008
Hyundai Auto Receivables Trust
Ser. 16-B, Class D, 2.68%, 9/15/23	5,490,000	5,511,345
Ser. 17-A, Class A, 2.09%, 4/17/23	1,066,487	1,067,271
Ser. 20-B, Class A2, 0.38%, 3/15/23	15,000,000	15,023,145
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%),
1.03%, 10/25/53	15,023,000	15,023,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%),
0.93%, 11/25/53	8,972,000	8,972,000

36 Ultra Short Duration Income Fund

	Principal
ASSET-BACKED SECURITIES (8.2%)* cont.	amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.93%, 6/25/52	$21,799,000	$21,785,376
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%),
zero %, 2/25/55	19,068,000	19,068,000
Mercedes-Benz Auto Receivables Trust
Ser. 18-1, Class A3, 3.03%, 1/17/23	2,754,061	2,783,556
Ser. 19-1, Class A3, 1.94%, 3/15/24	34,000,000	34,525,895
Mortgage Repurchase Agreement Financing Trust
FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%),
1.483%, 4/23/23	19,594,000	19,591,974
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%),
1.133%, 8/10/23	27,343,000	27,343,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%),
1.95%, 7/21/21	45,609,000	46,012,092
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%),
1.90%, 4/23/21	50,917,000	51,165,068
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%),
1.477%, 7/15/21	44,799,000	44,895,587
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%),
zero %, 7/26/21	50,917,000	50,917,000
Nissan Auto Lease Trust Ser. 20-B, Class A2,
0.34%, 12/15/22	16,000,000	16,017,424
Nissan Auto Receivables Owner Trust
Ser. 19-A, Class A3, 2.90%, 10/16/23	13,158,211	13,388,302
Ser. 19-B, Class A3, 2.50%, 11/15/23	25,000,000	25,447,688
Ser. 17-C, Class A3, 2.12%, 4/18/22	1,394,951	1,397,796
Ser. 17-A, Class A4, 2.11%, 5/15/23	10,135,660	10,166,369
Ser. 17-B, Class A4, 1.95%, 10/16/23	15,055,911	15,135,381
Ser. 19-C, Class A3, 1.93%, 7/15/24	20,500,000	20,931,874
Santander Consumer Auto Receivables Trust 144A
Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,925,000	8,951,757
Ser. 20-BA, Class A2, 0.38%, 2/15/23	13,238,025	13,250,667
Santander Retail Auto Lease Trust 144A
Ser. 20-B, Class A2, 0.42%, 11/20/23	7,600,000	7,612,803
Securitized Term Auto Receivables Trust 144A
Ser. 18-1A, Class A3, 3.068%, 1/25/22 (Canada)	1,498,401	1,501,977
Ser. 19-1A, Class A3, 2.986%, 2/27/23 (Canada)	6,195,544	6,269,940
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%),
1.88%, 9/7/21	42,187,000	42,187,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.63%, 10/10/21	49,536,000	49,536,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%),
1.50%, 12/10/21	49,539,000	49,539,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.00%),
1.298%, 1/26/54	31,964,000	31,964,000

Ultra Short Duration Income Fund 37

	Principal
ASSET-BACKED SECURITIES (8.2%)* cont.	amount	Value
Station Place Securitization Trust 144A
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%),
1.28%, 6/25/51	$40,074,000	$40,074,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%),
0.955%, 3/26/21	49,203,000	49,203,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	1,612,386	1,580,348
Toyota Auto Receivables Owner Trust
Ser. 18-D, Class A4, 3.30%, 2/15/24	2,200,000	2,301,998
Ser. 19-B, Class A2A, 2.59%, 2/15/22	1,184,184	1,185,623
Ser. 17-D, Class A4, 2.12%, 2/15/23	5,330,000	5,377,533
Ser. 17-C, Class A4, 1.98%, 12/15/22	1,583,232	1,591,989
Ser. 20-B, Class A3, 1.36%, 8/15/24	35,000,000	35,635,355
Ser. 20-C, Class A2, 0.36%, 2/15/23	15,861,995	15,881,546
Verus Securitization Trust 144A
Volkswagen Auto Loan Enhanced Trust Ser. 20-1,
Class A3, 0.98%, 11/20/24	10,000,000	10,094,015
World Omni Auto Receivables Trust
Ser. 18-C, Class A3, 3.13%, 11/15/23	22,490,521	22,851,446
Ser. 18-A, Class A, 2.50%, 4/17/23	2,158,525	2,181,138
Total asset-backed securities (cost $1,406,066,847)		$1,410,152,458

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)*	amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$20,250	$21,346
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	94,786	108,117
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	33,156	38,367
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	9,397	10,240
REMICs Ser. 3611, PO, zero %, 7/15/34	30,769	29,091
Federal National Mortgage Association
REMICs Ser. 08-8, Class PA, 5.00%, 2/25/38	1,838	1,846
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	6,955	7,548
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	34,253	34,695
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	39,394	40,327
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR
+ 0.50%), 0.648%, 8/25/40	356,335	355,754
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR
+ 0.35%), 0.48%, 8/25/36	172,263	172,369
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR
+ 0.25%), 0.38%, 10/25/31	434,099	434,525
Government National Mortgage Association Ser. 09-32,
Class AB, 4.00%, 5/16/39	9,050	9,830
		1,264,055
Residential mortgage-backed securities (non-agency) (5.1%)
Ameriquest Mortgage Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.75%),
0.88%, 9/25/35	1,037,380	1,036,341

38 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Ameriquest Mortgage Securities, Inc. Asset-Backed
Pass-Through Certificates
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%),
0.865%, 10/25/35	$1,179,639	$1,179,639
FRB Ser. 05-R11, Class M2, (1 Month US LIBOR + 0.71%),
0.835%, 1/25/36	8,321,209	8,237,997
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-4, Class A1, 2.993%, 7/26/49 W	10,857,825	10,984,862
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48 W	6,902,172	6,998,773
Arroyo Mortgage Trust 144A Ser. 19-3, Class A1,
2.962%, 10/25/48 W	14,682,802	15,177,144
Argent Securities, Inc. Asset-Backed Pass-Through
Certificates FRB Ser. 04-W8, Class A2, (1 Month
US LIBOR + 0.96%), 1.09%, 5/25/34	479,651	479,842
Bear Stearns Asset Backed Securities I Trust FRB
Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%),
1.13%, 10/25/37	3,982,827	3,982,826
Bellemeade Re, Ltd. 144A FRB Ser. 18-1A, Class M1B,
(1 Month US LIBOR + 1.60%), 1.73%, 4/25/28 (Bermuda)	6,347,194	6,347,221
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	6,755,033	6,964,709
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59 W	18,030,032	18,387,026
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59 W	11,192,684	11,424,144
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60 W	12,171,055	12,160,162
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1,
Class A1, 3.77%, 10/26/48	7,961,093	7,980,996
Carrington Mortgage Loan Trust
FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR
+ 0.48%), 0.61%, 3/25/36	5,616,584	5,580,864
FRB Ser. 07-FRE1, Class A2, (1 Month US LIBOR
+ 0.20%), 0.33%, 2/25/37	933,917	938,586
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3,
(1 Month US LIBOR + 1.45%), 1.58%, 10/25/37	1,908,827	1,911,481
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1,
Class M4, (1 Month US LIBOR + 0.75%), 0.88%, 1/25/36	2,584,000	2,573,249
Citigroup Mortgage Loan Trust 144A Ser. 19-IMC1,
Class A1, 2.72%, 7/25/49 W	2,137,827	2,175,573
COLT Funding, LLC 144A Ser. 19-4, Class A1,
2.579%, 11/25/49 W	19,907,958	20,137,913
COLT Mortgage Loan Trust 144A
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49 W	1,082,845	1,105,197
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50 W	11,354,791	11,625,955
Ser. 20-1R, Class A1, 1.255%, 9/25/65 W	8,516,289	8,516,289
Countrywide Asset-Backed Certificates
FRB Ser. 05-BC3, Class M4, (1 Month US LIBOR
+ 1.50%), 1.63%, 6/25/35	2,073,042	2,078,818
FRB Ser. 05-BC5, Class M3, (1 Month US LIBOR
+ 0.75%), 0.88%, 1/25/36	2,556,280	2,554,943
Countrywide Asset-Backed Certificates Trust FRB
Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%),
1.18%, 8/25/35	603,087	601,391

Ultra Short Duration Income Fund 39

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust FRB Ser. 04-J5,
Class M1, (1 Month US LIBOR + 0.90%), 1.03%, 8/25/34	$762,054	$762,054
Credit-Based Asset Servicing and Securitization, LLC
FRB Ser. 05-CB7, Class M1, (1 Month US LIBOR + 0.62%),
0.745%, 11/25/35	2,518,756	2,494,324
Credit Suisse Mortgage Capital Certificates 144A FRB
Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	12,548,974	12,695,169
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1,
Class A1, 2.24%, 2/25/50 W	7,989,203	8,167,660
CSMC Trust 144A
Ser. 15-2R, Class 7A3, 2.992%, 8/27/36 W	3,586,571	3,625,536
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	12,019,541	12,308,243
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR
+ 1.13%), 1.255%, 12/25/34	5,878,929	5,818,741
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%),
1.135%, 8/25/35	3,625,713	3,617,357
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%),
1.09%, 10/25/35	1,459,649	1,488,842
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR
+ 0.86%), 0.985%, 5/25/36	932,115	931,709
Deephaven Residential Mortgage Trust 144A
Ser. 18-4A, Class A1, 4.08%, 10/25/58 W	6,243,052	6,266,093
Ser. 19-2A, Class A1, 3.558%, 4/25/59 W	6,402,893	6,451,555
Ser. 18-1A, Class A1, 2.976%, 12/25/57 W	4,525,335	4,539,994
Ser. 19-3A, Class A1, 2.964%, 7/25/59 W	12,722,641	12,907,510
Ser. 19-4A, Class A1, 2.791%, 10/25/59 W	4,550,639	4,612,072
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47 W	345,647	349,103
Ellington Financial Mortgage Trust 144A
Ser. 19-1, Class A1, 2.934%, 6/25/59 W	6,402,228	6,472,653
Ser. 19-2, Class A1, 2.739%, 11/25/59 W	10,169,721	10,383,285
Ser. 20-2, Class A1, 1.178%, 10/25/65 W	5,462,343	5,467,805
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1,
Class A2C, (1 Month US LIBOR + 1.25%), 1.38%, 5/25/37	31,965	31,971
Encore Credit receivables Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%),
0.895%, 10/25/35	2,170,478	2,156,100
FRB Ser. 05-4, Class M3, (1 Month US LIBOR + 0.71%),
0.835%, 1/25/36	6,500,000	6,485,999
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3,
(1 Month US LIBOR + 0.48%), 0.61%, 4/25/35	2,188,250	2,187,550
Federal Home Loan Mortgage Corporation Structured
Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2,
(1 Month US LIBOR + 2.35%), 2.48%, 4/25/30	4,437,399	4,496,279
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR
+ 0.87%), 1.00%, 9/25/34	1,064,654	1,054,466
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR
+ 0.72%), 0.85%, 12/25/35	2,726,627	2,726,627
FRB Ser. 05-FF9, Class A4, (1 Month US LIBOR + 0.72%),
0.85%, 10/25/35	1,379,260	1,375,766

40 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
First Franklin Mortgage Loan Trust
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR
+ 0.68%), 0.805%, 11/25/36	$642,648	$638,331
FRB Ser. 06-FF7, Class 1A, (1 Month US LIBOR + 0.28%),
0.41%, 5/25/36	9,166,027	9,045,351
FWD Securitization Trust 144A Ser. 19-INV1, Class A1,
2.81%, 6/25/49 W	9,600,630	9,734,952
GCAT Trust 144A Ser. 19-NQM2, Class A1,
2.855%, 9/25/59	16,118,844	16,402,115
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	14,066,884	14,210,027
GSAA Home Equity Trust FRB Ser. 05-8, Class A3,
(1 Month US LIBOR + 0.86%), 0.99%, 6/25/35	3,631,885	3,631,885
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month
US LIBOR + 0.23%), 0.36%, 10/25/46	811,486	775,537
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (1 Month US LIBOR + 0.46%),
0.59%, 4/25/36	9,038,625	9,027,186
FRB Ser. 06-4, Class 1A1, (1 Month US LIBOR + 0.16%),
0.29%, 8/25/36	6,032,047	5,971,471
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%),
4.88%, 10/25/24	2,751,474	2,796,573
Structured Agency Credit Risk Debt FRN Ser. 15-DN1,
Class M3, (1 Month US LIBOR + 4.15%), 4.28%, 1/25/25	329,065	331,731
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1,
Class M3, (1 Month US LIBOR + 4.10%), 4.23%, 8/25/24	2,256,337	2,281,721
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%),
4.03%, 12/25/27	2,954,021	2,995,754
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4,
Class M3, (1 Month US LIBOR + 3.80%), 3.93%, 3/25/29	4,042,093	4,199,279
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1,
Class M2, (1 Month US LIBOR + 3.25%), 3.38%, 7/25/29	25,472,458	26,115,986
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%),
1.48%, 3/25/29	72,118	72,231
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2,
Class M2AS, (1 Month US LIBOR + 1.05%),
1.18%, 12/25/29	24,733,264	24,333,018
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3,
Class M1, (1 Month US LIBOR + 0.75%), 0.88%, 3/25/30	201,549	201,549
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3,
Class M2AR, (1 Month US LIBOR + 0.75%),
0.88%, 3/25/30	13,169,500	12,992,536
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA3, Class M1, (1 Month US LIBOR + 1.55%),
1.68%, 7/25/50	2,085,355	2,088,940
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-DNA4, Class M1, (1 Month US LIBOR + 1.50%),
1.63%, 8/25/50	2,607,750	2,611,928

Ultra Short Duration Income Fund 41

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2,
Class M2, (1 Month US LIBOR + 1.25%), 1.38%, 2/25/47	$5,134,207	$5,140,044
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2,
Class M3AS, (1 Month US LIBOR + 1.00%),
1.13%, 2/25/47	14,000,000	13,565,579
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%),
0.93%, 12/25/30	187,187	187,187
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%),
0.88%, 10/25/48	49,225	49,217
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%),
0.88%, 9/25/48	4,263	4,263
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%),
6.88%, 8/25/28	9,969,778	10,530,578
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%),
6.13%, 9/25/28	15,907,647	16,744,011
Connecticut Avenue Securities FRB
Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%),
5.13%, 7/25/25	3,146,912	3,207,758
Connecticut Avenue Securities FRB
Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%),
4.68%, 2/25/25	7,271,215	7,337,287
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%),
4.38%, 1/25/29	2,944,684	3,057,466
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%),
4.38%, 1/25/29	1,361,898	1,368,678
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%),
4.13%, 5/25/25	4,524,972	4,577,239
Connecticut Avenue Securities FRB
Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%),
3.03%, 7/25/24	5,030,589	5,058,559
Connecticut Avenue Securities FRB
Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%),
2.73%, 5/25/24	1,494,498	1,507,857
FWD Securitization Trust 144A FRB Ser. 20-INV1,
Class A1, 2.28%, 1/25/50 W	5,829,823	5,981,399
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58 W	5,153,782	5,244,410
Ser. 19-2, Class A22, 3.50%, 6/25/59 W	13,644,926	13,988,819
Ser. 18-1, Class A43, 3.50%, 11/25/57 W	1,633,490	1,651,261
Ser. 19-H1, Class A1, 2.657%, 10/25/59 W	5,070,836	5,220,056

42 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
GCAT Trust 144A Ser. 19-NQM3, Class A1,
2.686%, 11/25/59 W	$8,197,361	$8,441,011
GS Mortgage-Backed Securities Trust 144A
Ser. 20-NQM1, Class A1, 1.382%, 9/27/60 W	5,541,818	5,569,527
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month
US LIBOR + 1.60%), 1.73%, 10/25/28 (Bermuda)	2,462,849	2,462,861
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1,
(1 Month US LIBOR + 0.54%), 0.67%, 10/25/35	5,393,297	5,315,334
Homeward Opportunities Fund I Trust 144A
Ser. 18-1, Class A1, 3.78%, 6/25/48 W	8,372,041	8,442,667
Ser. 19-2, Class A1, 2.702%, 9/25/59 W	9,128,534	9,228,948
JPMorgan Resecuritization Trust 144A Ser. 14-1,
Class 7A1, 3.00%, 6/26/35	3,663,092	3,683,572
MFRA Trust 144A Ser. 20-NQM1, Class A1,
1.479%, 3/25/65 W	5,016,580	5,063,776
JPMorgan Mortgage Acquisition Corp. FRB
Ser. 05-OPT2, Class M2, (1 Month US LIBOR + 0.68%),
0.805%, 12/25/35	2,606,807	2,601,397
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH2, Class MV1, (1 Month US LIBOR
+ 0.28%), 0.41%, 1/25/37	6,660,000	6,535,842
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR
+ 0.28%), 0.41%, 11/25/36	1,749,216	1,748,257
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR
+ 0.16%), 0.29%, 1/25/36	935,430	933,030
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class M1, (1 Month US LIBOR + 0.75%), 0.88%, 2/25/34	469,504	461,594
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1,
Class A4, (1 Month US LIBOR + 0.58%), 0.71%, 12/25/35	927,605	904,764
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1,
Class M1, (1 Month US LIBOR + 0.75%), 0.88%, 6/25/36	686,450	685,403
Morgan Stanley ABS Capital I, Inc. Trust FRB
Ser. 06-NC1, Class M1, (1 Month US LIBOR + 0.57%),
0.70%, 12/25/35	2,750,089	2,733,581
Nationstar Home Equity Loan Trust FRB
Ser. 07-B, Class 2AV4, (1 Month US LIBOR + 0.32%),
0.45%, 4/25/37	4,843,000	4,749,053
New Century Home Equity Loan Trust FRB Ser. 05-3,
Class M3, (1 Month US LIBOR + 0.77%), 0.895%, 7/25/35	950,400	949,226
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59 W	8,256,671	8,414,373
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60 W	4,298,814	4,386,079
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%),
0.88%, 1/25/48	5,507,005	5,499,235
Nomura Home Equity Loan, Inc./Home Equity Loan
Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR
+ 0.74%), 0.865%, 5/25/35	1,301,424	1,293,411
Nomura Resecuritization Trust 144A FRB
Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%),
2.609%, 11/25/47	954,979	950,617

Ultra Short Duration Income Fund 43

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Asset Backed Pass-Through Certificates FRB
Ser. 04-MHQ1, Class M3, (1 Month US LIBOR + 1.28%),
1.405%, 12/25/34	$3,463,280	$3,479,339
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR
+ 1.04%), 1.165%, 2/25/35	857,155	856,757
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month
US LIBOR + 0.25%), 0.38%, 8/25/36	6,340,401	6,257,255
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR
+ 1.08%), 1.21%, 2/25/35	2,799,673	2,814,513
FRB Ser. 05-RS6, Class M4, (1 Month US LIBOR
+ 0.98%), 1.105%, 6/25/35	2,698,307	2,725,290
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR
+ 0.83%), 0.955%, 1/25/35	18,602	18,615
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR
+ 0.90%), 1.03%, 11/25/34	4,297,400	4,278,732
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR
+ 0.80%), 0.925%, 1/25/35	813,983	798,798
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%),
0.37%, 9/25/36	520,233	515,462
Residential Mortgage Loan Trust 144A Ser. 19-3,
Class A1, 2.633%, 9/25/59 W	10,506,859	10,710,066
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3,
Class 2A1, (1 Month US LIBOR + 0.90%), 1.03%, 1/25/60	1,736,990	1,733,859
Opteum Mortgage Acceptance Corp. Asset-Backed
Pass-Through Certificates FRB Ser. 05-3, Class M1,
(1 Month US LIBOR + 0.69%), 0.82%, 7/25/35	4,479,141	4,451,878
Securitized Asset Backed Receivables, LLC Trust FRB
Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%),
0.61%, 1/25/36	7,612,269	7,544,266
SG Residential Mortgage Trust 144A Ser. 19-3, Class A1,
2.703%, 9/25/59 W	1,762,868	1,790,929
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1,
Class A1, 3.368%, 4/29/49 W	9,005,917	9,107,684
Soundview Home Loan Trust
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.50%),
0.625%, 3/25/36	109,782	109,700
FRB Ser. 05-OPT3, Class M1, (1 Month US LIBOR
+ 0.47%), 0.60%, 11/25/35	8,012,000	7,973,582
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48 W	10,825,447	11,047,693
Ser. 19-1, Class A1, 2.868%, 6/25/49 W	16,122,070	16,365,580
Ser. 19-INV1, Class A1, 2.61%, 9/27/49 W	10,349,333	10,551,865
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%),
0.97%, 8/25/34	1,324,923	1,317,169
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR
+ 0.72%), 0.85%, 9/25/35	6,431,445	6,401,612

44 Ultra Short Duration Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (5.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Structured Asset Investment Loan Trust
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR
+ 0.71%), 0.835%, 7/25/35	$79,958	$79,902
Structured Asset Investment Loan Trust 144A FRB
Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%),
0.85%, 2/25/35	1,509,511	1,502,125
Structured Asset Securities Corp. FRB Ser. 05-WF1,
Class M1, (1 Month US LIBOR + 0.66%), 0.79%, 2/25/35	3,185,072	3,167,735
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR
+ 0.26%), 0.39%, 4/25/36	1,405,059	1,376,958
FRB Ser. 06-WF1, Class M4, (1 Month US LIBOR
+ 0.65%), 0.775%, 2/25/36	1,953,000	1,940,180
Structured Asset Securities Corp. Mortgage Loan Trust
144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR
+ 0.60%), 0.73%, 7/25/36	990,872	988,840
Towd Point HE Trust 144A FRB Ser. 19-HE1, Class A1,
(1 Month US LIBOR + 0.90%), 1.03%, 4/25/48	6,308,307	6,324,470
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR
+ 1.00%), 1.13%, 5/25/58	1,251,427	1,259,327
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR
+ 1.00%), 1.13%, 10/25/48	10,511,315	10,544,089
Verus Securitization Trust 144A
Ser. 19-2, Class A1, 3.211%, 5/25/59 W	18,142,406	18,295,792
Ser. 19-INV2, Class A1, 2.913%, 7/25/59 W	26,065,126	26,672,741
Ser. 19-3, Class A1, 2.784%, 7/25/59	9,899,343	10,141,686
Ser. 19-INV3, Class A1, 2.692%, 11/25/59 W	7,796,991	8,031,796
Ser. 20-1, Class A1, 2.417%, 1/25/60	6,144,879	6,269,465
Ser. 20-5, Class A1, 1.218%, 5/25/65	15,506,960	15,571,516
Wells Fargo Home Equity Asset-Backed Securities Trust
FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%),
1.135%, 11/25/35	1,585,000	1,575,282
		871,542,279
Total mortgage-backed securities (cost $870,424,340)		$872,806,334

		Maturity	Principal
CERTIFICATES OF DEPOSIT (3.7%)*	Yield (%)	date	amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	0.280	3/2/21	$29,500,000	$29,505,216
Bank of Nova Scotia/Houston FRN	0.240	12/9/21	70,000,000	70,025,162
Canadian Imperial Bank of Commerce/New
York, NY FRN	0.348	1/3/22	46,500,000	46,525,535
Canadian Imperial Bank of Commerce/New
York, NY FRN	0.280	3/3/21	24,250,000	24,254,300
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.538	9/24/21	28,500,000	28,558,218
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.529	6/17/21	32,500,000	32,539,600
Credit Suisse AG/New York, NY FRN	0.280	7/19/22	23,250,000	23,252,348
Morgan Stanley Bank, NA FRN	0.361	12/2/21	47,000,000	47,786,404
Natixis SA/New York, NY FRN (France)	0.280	12/10/21	32,500,000	32,517,374
Nordea Bank ABP/New York, NY FRN	0.551	11/19/21	57,000,000	57,145,257
Nordea Bank ABP/New York, NY FRN	0.504	2/12/21	28,000,000	28,002,609

Ultra Short Duration Income Fund 45

		Maturity	Principal
CERTIFICATES OF DEPOSIT (3.7%)* cont.	Yield (%)	date	amount	Value
Nordea Bank ABP/New York, NY FRN	0.394	2/12/21	$35,000,000	$35,002,192
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.595	11/5/21	38,000,000	38,086,331
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.576	5/13/21	28,000,000	28,029,152
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.574	7/12/21	27,900,000	27,943,097
Sumitomo Mitsui Trust Bank Ltd./New York FRN	0.230	6/16/21	46,500,000	46,512,488
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.497	1/6/22	47,000,000	47,108,549
Total certificates of deposit (cost $641,380,329)				$642,793,832

			Principal
ASSET-BACKED COMMERCIAL PAPER (1.3%)*			amount	Value
Arabella Finance, LLC	0.451	3/11/21	$4,070,000	$4,068,299
Arabella Finance, LLC	0.443	2/16/21	22,710,000	22,705,980
Arabella Finance, LLC	0.441	2/19/21	28,400,000	28,394,069
Arabella Finance, LLC	0.441	2/5/21	18,500,000	18,498,813
Arabella Finance, LLC	0.441	2/4/21	24,500,000	24,498,653
Arabella Finance, LLC	0.427	3/2/21	35,910,000	35,898,477
Arabella Finance, LLC	0.421	2/25/21	17,200,000	17,195,369
Arabella Finance, LLC	0.350	4/6/21	13,200,000	13,190,787
Arabella Finance, LLC	0.340	3/8/21	6,100,000	6,097,650
Chariot Funding, LLC	0.210	2/10/21	50,000,000	49,997,434
Total asset-backed commercial paper (cost $220,545,827)				$220,545,531

MUTUAL FUNDS (1.2%)*	Shares	Value
Putnam Short Term Investment Fund Class P 0.13% L	199,385,176	$199,385,176
Total mutual funds (cost $199,385,176)		$199,385,176

	Principal
REPURCHASE AGREEMENTS (0.6%)*	amount	Value
Interest in $75,000,000 tri-party term repurchase agreement dated 1/29/2021 with BNP Paribas due 3/5/2021 — maturity value of $75,020,417 for an effective yield of 0.270% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.323% to 5.850% and due dates ranging from
10/14/2021 to 11/1/2066, valued at $78,751,772) T EG (France)	$75,000,000	$75,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 1/29/2021 with RBC Capital Markets, LLC due 3/5/2021 — maturity value of $25,059,063 for an effective yield of 0.290% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.150% to 8.100% and due dates ranging
from 11/10/2022 to 10/1/2050, valued at $26,250,635) T EG (Canada)	25,000,000	25,000,000
Total repurchase agreements (cost $100,000,000)		$100,000,000

	Principal
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.5%)*	amount	Value
Federal Farm Credit Banks Funding Corporation unsec.
FRB, 5.00%, 11/7/22	$93,000,000	$93,582,366
Total U.S. government agency obligations (cost $93,000,000)		$93,582,366

46 Ultra Short Duration Income Fund

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (—%)*	amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association
Pass-Through Certificates
6.00%, 5/1/23	$1,190	$1,212
5.50%, 11/1/23	29	29
Total U.S. government and agency mortgage obligations (cost $1,317)		$1,241

TOTAL INVESTMENTS
Total investments (cost $17,410,992,235)	$17,448,960,371

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $17,250,783,753.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $127,439,030, or 0.7% of net assets.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

T Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.

EG Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

Ultra Short Duration Income Fund 47

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	68.7%	Spain	1.5%
Canada	6.0	Australia	1.3
United Kingdom	5.4	Switzerland	1.1
France	4.4	South Korea	1.0
Japan	3.4	Germany	0.7
Netherlands	3.4	Other	1.0
Sweden	2.1	Total	100.0%

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$220,545,531	$—
Asset-backed securities	—	1,410,152,458	—
Certificates of deposit	—	642,793,832	—
Commercial paper	—	4,957,203,610	—
Corporate bonds and notes	—	8,952,489,823	—
Mortgage-backed securities	—	872,806,334	—
Mutual funds	—	199,385,176	—
Repurchase agreements	—	100,000,000	—
U.S. government agency obligations	—	93,582,366	—
U.S. government and agency mortgage obligations	—	1,241	—
Totals by level	$—	$17,448,960,371	$—

The accompanying notes are an integral part of these financial statements.

48 Ultra Short Duration Income Fund

Statement of assets and liabilities 1/31/21 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $17,211,607,059)	$17,249,575,195
Affiliated issuers (identified cost $199,385,176) (Notes 1 and 5)	199,385,176
Interest and other receivables	28,158,870
Receivable for shares of the fund sold	61,058,265
Receivable for investments sold	4,284,462
Prepaid assets	395,047
Total assets	17,542,857,015

LIABILITIES
Payable to custodian	36,391
Payable for investments purchased	195,773,541
Payable for shares of the fund repurchased	90,190,865
Payable for compensation of Manager (Note 2)	1,585,068
Payable for custodian fees (Note 2)	98,698
Payable for investor servicing fees (Note 2)	1,710,223
Payable for Trustee compensation and expenses (Note 2)	431,263
Payable for administrative services (Note 2)	194,214
Payable for distribution fees (Note 2)	665,300
Distributions payable to shareholders	733,170
Other accrued expenses	654,529
Total liabilities	292,073,262
Net assets	$17,250,783,753

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$17,235,041,461
Total distributable earnings (Note 1)	15,742,292
Total — Representing net assets applicable to capital shares outstanding	$17,250,783,753

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share
($7,603,045,380 divided by 753,288,978 shares)	$10.09
Net asset value and offering price per class B share ($385,567 divided by 38,240 shares)*	$10.08
Net asset value and offering price per class C share ($28,672,474 divided by 2,843,969 shares)*	$10.08
Net asset value and redemption price per class N share
($20,596,355 divided by 2,042,697 shares)	$10.08
Offering price per class N share (100/98.50 of $10.08)**	$10.23
Net asset value, offering price and redemption price per class R share
($5,108,578 divided by 506,825 shares)	$10.08
Net asset value, offering price and redemption price per class R6 share
($98,046,202 divided by 9,700,334 shares)	$10.11
Net asset value, offering price and redemption price per class Y share
($9,494,929,197 divided by 939,728,984 shares)	$10.10

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

**On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 49

Statement of operations Six months ended 1/31/21 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $314,813 from investments in affiliated issuers) (Note 5)	$70,676,417
Total investment income	70,676,417

EXPENSES
Compensation of Manager (Note 2)	23,840,236
Investor servicing fees (Note 2)	5,164,692
Custodian fees (Note 2)	71,427
Trustee compensation and expenses (Note 2)	372,781
Distribution fees (Note 2)	3,910,049
Administrative services (Note 2)	291,048
Other	1,549,692
Fees waived and reimbursed by Manager (Note 2)	(5,216,408)
Total expenses	29,983,517
Expense reduction (Note 2)	(62,869)
Net expenses	29,920,648

Net investment income	40,755,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Securities from unaffiliated issuers (Notes 1 and 3)	9,103,574
Total net realized gain	9,103,574
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	15,250,578
Total change in net unrealized appreciation	15,250,578

Net gain on investments	24,354,152

Net increase in net assets resulting from operations	$65,109,921

The accompanying notes are an integral part of these financial statements.

50 Ultra Short Duration Income Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$40,755,769	$297,228,905
Net realized gain (loss) on investments	9,103,574	(30,651,897)
Change in net unrealized appreciation of investments	15,250,578	13,528,394
Net increase in net assets resulting from operations	65,109,921	280,105,402
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(15,742,022)	(146,658,777)
Class B	(42)	(2,458)
Class C	(4,180)	(320,368)
Class M	—	(21,536)
Class N	(28,208)	(271,300)
Class R	(779)	(69,003)
Class R6	(257,036)	(1,634,148)
Class Y	(24,549,308)	(149,079,410)
Increase (decrease) from capital share transactions (Note 4)	849,900,222	(54,611,578)
Total increase (decrease) in net assets	874,428,568	(72,563,176)

NET ASSETS
Beginning of period	16,376,355,185	16,448,918,361
End of period	$17,250,783,753	$16,376,355,185

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund 51

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class A
January 31, 2021**	$10.08	.02	.01	.03	(.02)	—	(.02)	$10.09	.31*	$7,603,045	.20*	.21*	30*
July 31, 2020	10.05	.17	.03	.20	(.17)	—	(.17)	10.08	2.01	7,373,343.40		1.73	53
July 31, 2019	10.05	.25	—[e]	.25	(.25)	—[e]	(.25)	10.05	2.53	8,257,742.40		2.50	27
July 31, 2018	10.06	.17	(.01)	.16	(.17)	—[e]	(.17)	10.05	1.61	6,002,162.40		1.71	36
July 31, 2017	10.04	.10	.02	.12	(.10)	—	(.10)	10.06	1.17	3,843,494.40		.99	45
July 31, 2016	10.03	.06	.01	.07	(.06)	—[e]	(.06)	10.04	.76	1,926,055.40		.65	51
Class B
January 31, 2021**	$10.07	—[e]	.01	.01	—[e]	—	—[e]	$10.08	.11*	$386	.39*f	.02*f	30*
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	258.80		1.21	53
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	68.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	1,529.80		1.27	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	1,751.80		.55	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,042	.80[f]	.27[f]	51
Class C
January 31, 2021**	$10.07	—[e]	.01	.01	—[e]	—	—[e]	$10.08	.11*	$28,672	.40*f	.02*f	30*
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	27,790.80		1.24	53
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	19,754.80		2.10	27
July 31, 2018	10.04	.13	—[e]	.13	(.13)	—[e]	(.13)	10.04	1.31	15,434.80		1.21	36
July 31, 2017	10.02	.06	.02	.08	(.06)	—	(.06)	10.04	.76	24,162.80		.57	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	17,590	.80[f]	.28[f]	51
Class N
January 31, 2021**	$10.07	.01	.01	.02	(.01)	—	(.01)	$10.08	.23*	$20,596	.28*	.13*	30*
July 31, 2020	10.04	.15	.03	.18	(.15)	—	(.15)	10.07	1.86	19,303.55		1.48	53
July 31, 2019 †	10.03	.18	.01	.19	(.18)	—[e]	(.18)	10.04	1.94*	13,070	.42*	1.81*	27
Class R
January 31, 2021**	$10.07	—[e]	.01	.01	—[e]	—	—[e]	$10.08	.11*	$5,109	.40*f	.02*f	30*
July 31, 2020	10.04	.13	.03	.16	(.13)	—	(.13)	10.07	1.61	5,118.80		1.30	53
July 31, 2019	10.04	.21	—[e]	.21	(.21)	—[e]	(.21)	10.04	2.13	5,411.80		2.09	27
July 31, 2018	10.05	.13	(.01)	.12	(.13)	—[e]	(.13)	10.04	1.21	5,019.80		1.26	36
July 31, 2017	10.02	.06	.03	.09	(.06)	—	(.06)	10.05	.86	4,178.80		.58	45
July 31, 2016	10.02	.02	—[e]	.02	(.02)	—[e]	(.02)	10.02	.26	2,393	.79[f]	.26[f]	51
Class R6
January 31, 2021**	$10.09	.03	.02	.05	(.03)	—	(.03)	$10.11	.46*	$98,046	.15*	.26*	30*
July 31, 2020	10.06	.18	.03	.21	(.18)	—	(.18)	10.09	2.12	92,676.29		1.80	53
July 31, 2019	10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	10.06	2.64	97,971.29		2.68	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.72	3,680.29		1.75	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	3,151.29		1.08	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.87	2,270.29		.79	51

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

52 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 53

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)
Class Y
January 31, 2021**	$10.09	.03	.01	.04	(.03)	—	(.03)	$10.10	.36*	$9,494,929	.15*	.26*	30*
July 31, 2020	10.06	.18	.03	.21	(.18)	—	(.18)	10.09	2.11	8,857,867.30		1.79	53
July 31, 2019	10.06	.26	—[e]	.26	(.26)	—[e]	(.26)	10.06	2.63	8,052,123.30		2.61	27
July 31, 2018	10.07	.18	(.01)	.17	(.18)	—[e]	(.18)	10.06	1.71	4,952,524.30		1.82	36
July 31, 2017	10.05	.11	.02	.13	(.11)	—	(.11)	10.07	1.27	2,925,780.30		1.09	45
July 31, 2016	10.04	.07	.01	.08	(.07)	—[e]	(.07)	10.05	.86	1,381,082.30		.77	51

* Not annualized.

** Unaudited.

† For the period November 1, 2018 (commencement of operations) to July 31, 2019.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of net assets (Note 2):

	1/31/21	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Class A	0.03%	0.09%	0.14%	0.14%	0.15%	0.15%
Class B	0.03	0.09	0.14	0.14	0.15	0.15
Class C	0.03	0.09	0.14	0.14	0.15	0.15
Class N	0.03	0.09	0.10	N/A	N/A	N/A
Class R	0.03	0.09	0.14	0.14	0.15	0.15
Class R6	0.03	0.09	0.14	0.14	0.15	0.15
Class Y	0.03	0.09	0.14	0.14	0.15	0.15

e Amount represents less than $0.01 per share.

f Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waivers, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	1/31/21	7/31/16
Class B	0.01%	—%‡
Class C	0.01	—‡
Class R	0.01	0.01

‡ Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.

54 Ultra Short Duration Income Fund	Ultra Short Duration Income Fund 55

Notes to financial statements 1/31/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2020 through January 31, 2021.

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B (only in exchange for class B shares of another Putnam fund), class C, class N, class R, class R6 and class Y shares. Class A, B, C, R, R6, and Y share classes are sold without a front-end sales charge. Class N shares are sold with an initial sales charge of up to 1.50%. Class A, class N, class R, class R6 and class Y shares also are generally not subject to a contingent deferred sales charge. Class B shares convert to class A shares after approximately eight years after the original purchase date and are subject to a contingent deferred sales charge on certain redemptions. Class C shares obtained in an exchange for class C shares of another Putnam fund, are subject to a one-year 1.00% contingent deferred sales charge on certain redemptions and generally convert to class A shares after approximately ten years. Effective March 1, 2021, class C shares will generally convert to class A shares after approximately eight years. Class R shares are not available to all investors. The expenses for class A, class B, class C, class N and class R shares may differ based on each class’ distribution fee, which is identified in Note 2. Class R6 and class Y shares are generally subject to the same expenses as class A, class B, class C, class N and class R shares, but do not bear a distribution fee. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles

56 Ultra Short Duration Income Fund

generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,002,407 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that

Ultra Short Duration Income Fund 57

the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$28,121,205	$2,880,383	$31,001,588

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $17,411,003,697,

58 Ultra Short Duration Income Fund

resulting in gross unrealized appreciation and depreciation of $45,141,824 and $7,185,150, respectively, or net unrealized appreciation of $37,956,674.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,	0.240%	of the next $50 billion,
0.390%	of the next $5 billion,	0.220%	of the next $50 billion,
0.340%	of the next $10 billion,	0.210%	of the next $100 billion and
0.290%	of the next $10 billion,	0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.139% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2021, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $5,213,899 as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. During the reporting period, the fund’s expenses were reduced by $2,509 as a result of this limit. This includes the following amounts per class of class specific distribution fees from the fund:

Distribution fee waived
Class B	$28
Class C	2,127
Class R	354
Total	$2,509

Ultra Short Duration Income Fund 59

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,270,941	Class R	1,504
Class B	96	Class R6	24,341
Class C	8,535	Class Y	2,852,853
Class N	6,422	Total	$5,164,692

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $62,869 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $11,884, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the

60 Ultra Short Duration Income Fund

following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$3,798,437
Class B	0.75%	0.50%	803
Class C	1.00%	0.50%	71,391
Class N	1.00%	0.25%	26,850
Class R	1.00%	0.50%	12,568
Total			$3,910,049

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $264 from the sale of class N shares and received no monies and $34 in contingent deferred sales charges from redemptions of class B and class C shares purchased by exchange from another Putnam fund, respectively.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $65 in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$3,638,454,026	$3,136,567,448
U.S. government securities (Long-term)	—	—
Total	$3,638,454,026	$3,136,567,448

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	242,196,330	$2,443,336,616	753,578,499	$7,571,828,404
Shares issued in connection with
reinvestment of distributions	1,535,202	15,487,497	14,565,154	146,148,394
	243,731,532	2,458,824,113	768,143,653	7,717,976,798
Shares repurchased	(222,031,697)	(2,239,965,202)	(858,188,077)	(8,584,097,825)
Net increase (decrease)	21,699,835	$218,858,911	(90,044,424)	$(866,121,027)

Ultra Short Duration Income Fund 61

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	25,431	$256,333	32,369	$323,987
Shares issued in connection with
reinvestment of distributions	4	38	244	2,441
	25,435	256,371	32,613	326,428
Shares repurchased	(12,803)	(129,009)	(13,812)	(138,487)
Net increase	12,632	$127,362	18,801	$187,941

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	745,565	$7,514,079	1,933,117	$19,377,511
Shares issued in connection with
reinvestment of distributions	390	3,933	31,677	317,419
	745,955	7,518,012	1,964,794	19,694,930
Shares repurchased	(662,464)	(6,676,418)	(1,172,141)	(11,734,358)
Net increase	83,491	$841,594	792,653	$7,960,572

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	118,437	$1,189,109
Shares issued in connection with reinvestment of distributions	1,625	16,313
	120,062	1,205,422
Shares repurchased	(396,889)	(3,984,763)
Net decrease	(276,827)	$(2,779,341)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class N	Shares	Amount	Shares	Amount
Shares sold	524,283	$5,282,311	2,045,617	$20,401,196
Shares issued in connection with
reinvestment of distributions	2,772	27,938	27,073	271,298
	527,055	5,310,249	2,072,690	20,672,494
Shares repurchased	(401,551)	(4,047,006)	(1,457,204)	(14,534,292)
Net increase	125,504	$1,263,243	615,486	$6,138,202

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	166,547	$1,677,783	219,393	$2,200,621
Shares issued in connection with
reinvestment of distributions	74	746	6,718	67,328
	166,621	1,678,529	226,111	2,267,949
Shares repurchased	(168,244)	(1,695,711)	(256,662)	(2,554,382)
Net decrease	(1,623)	$(17,182)	(30,551)	$(286,433)

62 Ultra Short Duration Income Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,355,161	$23,792,992	4,736,113	$47,571,268
Shares issued in connection with
reinvestment of distributions	25,151	254,147	162,942	1,637,353
	2,380,312	24,047,139	4,899,055	49,208,621
Shares repurchased	(1,862,146)	(18,815,369)	(5,451,428)	(54,707,359)
Net increase (decrease)	518,166	$5,231,770	(552,373)	$(5,498,738)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	471,754,341	$4,763,890,354	1,036,435,643	$10,414,654,047
Shares issued in connection with
reinvestment of distributions	1,952,689	19,722,158	12,669,457	127,253,934
	473,707,030	4,783,612,512	1,049,105,100	10,541,907,981
Shares repurchased	(411,927,915)	(4,160,017,988)	(971,505,141)	(9,736,120,735)
Net increase	61,779,115	$623,594,524	77,599,959	$805,787,246

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/20	cost	proceeds	income	of 1/31/21
Short-term investments
Putnam Short Term
Investment Fund*	$365,382,337	$1,310,040,445	$1,476,037,606	$314,813	$199,385,176
Total Short-term
investments	$365,382,337	$1,310,040,445	$1,476,037,606	$314,813	$199,385,176

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and

Ultra Short Duration Income Fund 63

financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BNP Paribas	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements**	$75,000,000	$25,000,000	$100,000,000
Total Assets	$75,000,000	$25,000,000	$100,000,000
Liabilities:
Total Liabilities	$—	$—	$—
Total Financial and Derivative Net Assets	$75,000,000	$25,000,000	$100,000,000
Total collateral received (pledged)†##	$75,000,000	$25,000,000
Net amount	$—	$—
Controlled collateral received (including
TBA commitments)**	$—	$—	$—
Uncontrolled collateral received	$78,751,772	$26,250,635	$105,002,407
Collateral (pledged) (including TBA commitments)**	$—	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

64 Ultra Short Duration Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Ultra Short Duration Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 30, 2021